UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

NUVEEN Investments

Nuveen Investments
Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report October 31, 2013

NQJ
Nuveen New Jersey Investment Quality Municipal Fund, Inc.

NNJ
Nuveen New Jersey Premium Income Municipal Fund, Inc.

NXJ
Nuveen New Jersey Dividend Advantage Municipal Fund

NUJ
Nuveen New Jersey Dividend Advantage Municipal Fund 2

NJV
Nuveen New Jersey Municipal Value Fund

NQP
Nuveen Pennsylvania Investment Quality Municipal Fund

NPY
Nuveen Pennsylvania Premium Income Municipal Fund 2

NXM
Nuveen Pennsylvania Dividend Advantage Municipal Fund

NVY
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

NPN
Nuveen Pennsylvania Municipal Value Fund

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage	9

Common Share Information	11

Risk Considerations	14

Performance Overview and Holding Summaries	15

Portfolios of Investments	25

Statement of Assets and Liabilities	93

Statement of Operations	95

Statement of Changes in Net Assets	97

Statement of Cash Flows	101

Financial Highlights	104

Notes to Financial Statements	116

Annual Investment Management Agreement Approval Process	131

Reinvest Automatically, Easily and Conveniently	140

Glossary of Terms Used in this Report	141

Additional Fund Information	143

Nuveen Investments	3

Chairman’s Letter to Shareholders

Dear Shareholders,

I am pleased to have this opportunity to introduce myself to you as the new independent chairman of the Nuveen Fund Board, effective July 1, 2013. I am honored to have been selected as chairman, with its primary responsibility to serve the interests of the Nuveen Fund shareholders. My predecessor, Robert Bremner, was the first independent director to serve as chairman of the Board and I, and my fellow Board members, plan to continue his legacy of strong independent oversight of your funds.

The global economy has hit major turning points over the last several months to a year. The developed world is gradually recovering from their financial crisis while the emerging markets appear to be struggling with the downshift of China’s growth potential. Japan is entering a new era of growth after decades of economic stagnation and many of the Eurozone nations appear to be exiting their recession. Despite the positive events, there are still potential risks. Middle East tensions, rising oil prices, defaults in Europe and fallout from the financial stress in emerging markets could all reverse the recent progress in the global economy.

On the domestic front, recent events such as the Federal Reserve decision to slow down its bond buying program beginning in January of 2014 and the federal budget compromise that would guide government spending into 2015 are both positives for the economy moving forward. Corporate fundamentals are strong as earnings per share and corporate cash are at the highest level in two decades. Unemployment is trending down and the housing market has experienced a rebound, each assisting the positive economic scenario. However, there are some issues to be watched. Interest rates are expected to increase but significant uncertainty about the timing remains. Partisan politics in Washington D.C. with their troublesome outcome add to the uncertainties that could cause problems for the economy going forward.

In the near term, governments are focused on economic recovery and the growth of their economies, which could lead to an environment of attractive investment opportunities. Over the long term, the uncertainties mentioned earlier could hinder the potential growth. Because of this, Nuveen’s investment management teams work hard to balance return and risk with a range of investment strategies. I encourage you to read the following commentary on the management of your fund.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider
Chairman of the Nuveen Fund Board
December 23, 2013

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
Nuveen New Jersey Municipal Value Fund (NJV)
Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
Nuveen Pennsylvania Municipal Value Fund (NPN)

These Funds feature management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments. Portfolio manager Paul L. Brennan, CFA, discusses key investment strategies and the six-month performance of the Nuveen New Jersey and Pennsylvania Funds. Paul assumed portfolio management responsibility for these ten Funds in 2011.

APPROVED FUND REORGANIZATIONS

During May 2013 and November 2013 (subsequent to the close of this reporting period), the Funds’ Board of Directors/Trustees approved a series of reorganizations for certain of the Pennsylvania and New Jersey Funds included in this report, respectively, (Acquired Funds) to create one, larger-state Fund (Acquiring Fund).

The approved reorganizations are as follows:

Pennsylvania Fund
Acquired Funds	Symbol	Acquiring Fund	Symbol
Nuveen Pennsylvania Premium Income Municipal Fund 2	NPY	Nuveen Pennsylvania Investment Quality Municipal Fund	NQP
Nuveen Pennsylvania Dividend Advantage Municipal Fund	NXM
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	NVY
New Jersey Funds
Acquired Fund	Symbol	Acquiring Fund	Symbol
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	NQJ	Nuveen New Jersey Dividend Advantage Municipal Fund	NXJ
Nuveen New Jersey Premium Income Municipal Fund, Inc.	NNJ
Nuveen New Jersey Dividend Advantage Municipal Fund 2	NUJ

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service (Moody’s), Inc., or Fitch, Inc. (Fitch). Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

Portfolio Manager’s Comments (continued)

On December 17, 2013 (subsequent to the close of this reporting period) the reorganizations for the Pennsylvania Funds were approved by shareholders.  Subject to the satisfaction of certain customary closing conditions, the reorganizations are expected to close mid-February 2014.

See Notes to Financial Statements, Note 1 – General Information and Significant Accounting Policies, Approved Fund Reorganizations for further information.

What key strategies were used to manage the Nuveen New Jersey and Pennsylvania Funds during the six-month reporting period ended October 31, 2013?

During this reporting period, widespread uncertainty about the next step for the Federal Reserve’s quantitative easing program and the potential impact on the economy and financial markets led to increased market volatility. Ongoing political debate over federal spending and headline credit stories involving Detroit and Puerto Rico contributed to an unsettled environment and prompted an increase in selling by bondholders across the fixed income markets. Although September and October brought some stabilization and a rally in the municipal market, municipal bond prices generally declined for the reporting period, especially at the longer end of the maturity spectrum, while the yield curve steepened. During this reporting period, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term and helped us keep our Funds fully invested.

During this reporting period, the New Jersey Funds found value in various areas of the market, including health care and higher education. A number of new health care issues that we considered attractively priced enabled us to slightly increase the Funds’ exposure to that sector, including bonds issued for Cooper Health System in Camden, St. Luke’s University Health Network in Phillipsburg and Robert Wood Johnson University Hospital in New Brunswick. We also purchased bonds issued in connection with the restructuring of Rutgers University, which merged with the University of Medicine and Dentistry of New Jersey in July 2013 as part of the state’s plan to enhance comprehensive educational opportunities and create a catalyst for economic growth and new jobs. Despite a substantial drop in Pennsylvania issuance during this reporting period, we also continued to find bonds that helped accomplish our goals for the Pennsylvania Funds, adding a new issue of Lehigh County Authority water bonds, Allegheny County general obligation (GO) bonds, credits issued for Holy Family University and Pennsylvania Turnpike bonds.

Our focus in the New Jersey and Pennsylvania Funds as we came into the reporting period was maintaining the Funds’ positioning, as we believed they were well situated for the existing environment. As the market sold off during the summer, we took advantage of attractive opportunities to slightly increase the Funds’ credit and duration profiles as credit fundamentals generally continued to improve.

Activity during this reporting period was driven primarily by the reinvestment of proceeds from called and matured bonds, which was aimed at keeping the Funds fully invested and supporting their income streams. During the early part of this reporting period, we continued to experience a number of current bond calls resulting from refinancings, which provided liquidity. As interest rates rose, refinancing activity declined. To generate cash for purchases, we sold selected holdings when we found better opportunities in the marketplace.

As of October 31, 2013, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

6	Nuveen Investments

How did the Funds perform during the six-month reporting period ended October 31, 2013?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ returns for the six-month, one-year, five-year, ten-year and since inception periods ended October 31, 2013. Each Fund’s returns are compared with the performance of a corresponding market index and Lipper classification average.

For the six months ended October 31, 2013, the cumulative returns on common share net asset value (NAV) for the Nuveen New Jersey and Pennsylvania Funds underperformed the returns for their respective state’s S&P Municipal Bond Index as well as the national S&P Municipal Bond Index. For the same period, NQJ, NNJ and NJV exceeded the average return for the Lipper New Jersey Municipal Debt Funds Classification Average, while NXJ and NUJ lagged this Lipper return. NPY, NXM, NVY and NPN outperformed the Lipper Pennsylvania Municipal Debt Funds Classification Average and NQP underperformed the Lipper Pennsylvania average.

Key management factors that influenced the Funds’ returns during this reporting period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of regulatory leverage was an important factor affecting the performance of these Funds. One of the primary reasons that NJV and NPN outperformed the other eight Funds for the six-month period was that these two Funds do not use regulatory leverage. Leverage is discussed in more detail later in this report.

As interest rates rose and the yield curve steepened, municipal bonds with shorter maturities generally outperformed those with longer maturities. Overall, credits at the shortest end of the municipal yield curve posted the best returns during this reporting period, while bonds at the longest end produced the weakest results. In general, differences in duration and yield curve positioning were the major drivers of differences in performance. Among these Funds, NUJ, NQP and NVY had the longest durations, which contributed to their underperformance for the period. NQJ, NNJ and NPN were more advantageously positioned in terms of duration and yield curve, with better exposure to the shorter segments of the municipal curve that performed best.

Credit exposure also factored into the Funds’ performance as events in the municipal market led investors to avoid risk. High yield bonds came under selling pressure and credit spreads, or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, began to widen. For the reporting period, higher quality bonds generally outperformed lower quality bonds, specifically bonds rated single-A, BBB or lower. These Funds tended to be overweighted in A-rated bonds and lower, which had a negative impact on performance.

After underperforming for many months, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the better performing market segments. The outperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. The New Jersey Funds generally tended to have larger holdings of pre-refunded bonds than the Pennsylvania Funds, with NQJ, NNJ and NXJ having the heaviest allocations of pre-refunded bonds overall. Housing bonds and GO credits also typically outperformed the general municipal market.

In contrast, revenue bonds as a whole underperformed the municipal market. Among the revenue sectors that generally lagged municipal market performance by the widest margins for this reporting period were industrial development revenue (IDR), health care (including hospitals), transportation, utilities, and water and sewer. Tobacco credits backed by the 1998 master tobacco settlement agreement also were among the poorest performing market sectors, due in part to their longer effective durations and lower credit ratings. As of October 31, 2013, all of the New

Nuveen Investments	7

Portfolio Manager’s Comments (continued)

Jersey Funds had allocations of tobacco bonds issued by the New Jersey Tobacco Settlement Financing Corporation, while NPN had invested in tobacco bonds issued by the District of Columbia. The remaining Pennsylvania Funds did not hold tobacco bonds, primarily due to the fact that Pennsylvania has not issued any tobacco settlement credits.

Another factor affecting the Funds’ holdings was the downgrade of debt issued by Puerto Rico. In 2012, Moody’s down-graded Puerto Rico GO bonds to Baa3 from Baa1, Puerto Rico Sales Tax Financing Corporation (COFINA) senior sales tax revenue bonds to Aa3 from Aa2 and COFINA subordinate sales tax revenue bonds to A3 from A1. In October 2013, Moody’s further downgraded the COFINA senior sales tax bonds to A2, while affirming the subordinate bonds at A3. On November 14, 2013 (subsequent to the close of this reporting period), Fitch announced that it was placing the majority of Puerto Rico issuance—with the exception of the COFINA bonds—on negative credit watch, which implies that another downgrade may be likely. While Fitch currently rates Puerto Rico issuance at BBB-, it affirmed the ratings on COFINA bonds at AA- for the senior bonds and A+ for the subordinate bonds, with stable outlooks. On December 11, 2013 (subsequent to the close of this reporting period), Moody’s announced that it also had placed its Baa3 rating on Puerto Rico GOs (and other Puerto Rico issues linked to the GO rating) on review for downgrade. These downgrades were based on Puerto Rico’s ongoing economic problems and, in the case of the COFINA bonds, the impact of these problems on the projected growth of sales tax revenues. However, the COFINA bonds were able to maintain a higher credit rating than the GOs because, unlike the revenue streams supporting some Puerto Rican issues, the sales taxes supporting the COFINA bonds cannot be diverted and used to support Puerto Rico’s GO bonds. For the reporting period ended October 31, 2013, Puerto Rico paper underperformed the municipal market as a whole. All of the New Jersey and Pennsylvania Funds have limited exposure to Puerto Rico bonds, the majority of which are the sales tax bonds issued by COFINA, which we believe are the best of the Puerto Rico issuance. The Funds also hold small positions in other Puerto Rico credits, including highway bonds, but no Puerto Rico GOs. The small nature of our exposure helped to limit the impact of the Puerto Rico bonds’ underperformance on these Funds.

8	Nuveen Investments

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. As mentioned previously, NJV and NPN do not use regulatory leverage.  The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund’s net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage made a negative contribution to the performance of these Funds over this reporting period.

As of October 31, 2013, the Funds’ percentages of effective and regulatory leverage are as shown in the accompanying table.

	NQJ	NNJ	NXJ	NUJ	NJV	NQP	NPY	NXM	NVY	NPN
Effective Leverage*	38.24%	38.79%	37.34%	40.19%	7.86%	40.35%	39.10%	36.92%	39.23%	2.80%
Regulatory Leverage*	32.87%	33.21%	32.07%	35.45%	N/A	32.67%	32.67%	32.96%	32.18%	N/A

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

N/A	The Fund does not use Regulatory leverage.

Nuveen Investments	9

Fund Leverage (continued)

THE FUNDS’ REGULATORY LEVERAGE

As of October 31, 2013, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying table. As mentioned previously, NJV and NPN do not use regulatory leverage.

	MTP Shares				VRDP Shares
	Series	Shares Issued at Liquidation Value	Annual Interest Rate	NYSE / NYSE MKT Ticker	Series	Shares Issued at Liquidation Value	Total
NQJ		$—	—	—	2	$144,300,000	$144,300,000
NNJ		$—	—	—	2	$88,600,000	$88,600,000
NXJ		$—	—	—	1	$45,000,000	$45,000,000
NUJ	2015	$35,050,000	2.00%	NUJ PRC	—	$—	$35,050,000
NQP		$—	—	—	2	$112,500,000	$112,500,000
NPY		$—			2	$105,000,000	$105,000,000
NXM	2015	$23,190,000	2.10%	NXM PRC		$—	$23,190,000
NVY	2015	$24,550,000	2.15%	NVY PRC	—	$—	$24,550,000

On August 29, 2013, NXJ issued 450 VRDP Shares to qualified institutional buyers in a private offering pursuant to Rule 144A of the Securities Act of 1933. The proceeds of this issuance were used to redeem all series of the Fund’s Series 2014 MTP Shares, at their $10.00 liquidation value per share plus dividend amounts owed, on September 9, 2013.

Refer to Notes to Financial Statements, Note 1 – General Information and Significant Accounting Policies for further details on MTP and VRDP Shares.

10	Nuveen Investments

Common Share Information

COMMON SHARE DIVIDEND INFORMATION

During the current reporting period ended October 31, 2013, the Funds’ monthly dividends to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
	NQJ	NNJ	NXJ	NUJ	NJV	NQP	NPY	NXM	NVY	NPN
May	$0.0670	$0.0710	$0.0550	$0.0565	$0.0520	$0.0700	$0.0700	$0.0595	$0.0620	$0.0530
June	0.0670	0.0710	0.0550	0.0565	0.0520	0.0700	0.0700	0.0595	0.0620	0.0530
July	0.0670	0.0710	0.0550	0.0565	0.0520	0.0700	0.0700	0.0595	0.0620	0.0530
August	0.0670	0.0710	0.0550	0.0565	0.0520	0.0700	0.0700	0.0595	0.0620	0.0530
September	0.0670	0.0710	0.0550	0.0565	0.0520	0.0700	0.0700	0.0595	0.0620	0.0530
October	0.0670	0.0710	0.0550	0.0565	0.0520	0.0700	0.0700	0.0595	0.0620	0.0530

Market Yield**	6.19%	6.41%	5.22%	5.45%	4.44%	6.70%	6.88%	5.83%	6.22%	4.67%
Taxable-Equivalent
Yield**	9.18%	9.51%	7.74%	8.09%	6.59%	9.60%	9.86%	8.35%	8.91%	6.69%

**
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6% and 30.2% for New Jersey and Pennsylvania, respectively. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of October 31, 2013, all of the Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE EQUITY SHELF PROGRAMS

The following Funds are authorized to issue additional shares through their equity shelf program. Under this program, each Fund, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per share.

	NQJ		NNJ
Additional Shares Authorized	2,000,000	*	1,200,000	*

*	Equity shelf program declared effective by the SEC during the current reporting period.

During the current reporting period, NQJ and NNJ did not sell common shares through their equity shelf programs.

Nuveen Investments	11

Common Share Information (continued)

Refer to Notes to Financial Statements, Note 1 – General Information and Significant Accounting Policies for further details on the Funds’ equity shelf programs.

COMMON SHARE REPURCHASES

During November 2013 (subsequent to the close of this reporting period), the Nuveen Funds’ Board of Directors/Trustees reauthorized the Funds’ open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

As of October 31, 2013, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NJV, NVY and NPN have not repurchased any of their outstanding common shares.

	NQJ	NNJ	NXJ	NUJ	NJV	NQP	NPY	NXM	NVY	NPN
Common Shares Cumulatively Repurchased and Retired	30,600	12,900	9,700	4,000	—	229,700	231,200	17,300	5,335	—
Common Shares Authorized for Repurchase	2,050,000	1,205,000	655,000	455,000	155,000	1,610,000	1,560,000	330,000	375,000	120,000

During the current reporting period, the Funds repurchased and retired their common shares at a weighted average price per common share and a weighted average discount per common share as shown in the accompanying table.

	NQJ	NNJ	NXJ	NUJ	NJV	NQP	NPY	NXM	NVY	NPN
Common Shares Repurchased and Retired	—	—	2,500	1,200	—	9,100	—	6,700	5,335	—
Weighted Average Price per Common Share Repurchased and Retired	—	—	$12.51	$12.27	—	$12.29	—	$12.17	$11.84	—
Weighted Average Discount per Common Share Repurchased and Retired	—	—	13.13%	12.36%	—	13.48%	—	13.81%	13.90%	—

12	Nuveen Investments

OTHER COMMON SHARE INFORMATION

As of October 31, 2013, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NQJ	NNJ	NXJ	NUJ	NJV
Common Share NAV	$14.38	$14.75	$14.51	$14.10	$15.72
Common Share Price	$12.99	$13.30	$12.64	$12.43	$14.05
Premium/(Discount) to NAV	(9.67)%	(9.83)%	(12.89)%	(11.84)%	(10.62)%
6-Month Average Premium/(Discount) to NAV	(8.25)%	(6.73)%	(10.92)%	(8.97)%	(8.60)%
	NQP	NPY	NXM	NVY	NPN
Common Share NAV	$14.40	$13.88	$14.23	$13.91	$15.39
Common Share Price	$12.54	$12.21	$12.24	$11.97	$13.63
Premium/(Discount) to NAV	(12.92)%	(12.03)%	(13.98)%	(13.95)%	(11.44)%
6-Month Average Premium/(Discount) to NAV	(9.92)%	(9.48)%	(11.37)%	(10.99)%	(8.12)%

Nuveen Investments	13

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment, Price and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Funds, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful. Certain aspects of the recently adopted Volcker Rule may limit the availability of tender option bonds, which are used by the Funds for leveraging and duration management purposes. The effects of this new Rule, expected to take effect in mid-2015, may make it more difficult for a Fund to maintain current or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

14	Nuveen Investments

NQJ
Nuveen New Jersey Investment Quality Municipal Fund, Inc.
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NQJ at Common Share NAV	(6.54)%	(3.76)%	9.43%	5.41%
NQJ at Common Share Price	(11.62)%	(14.04)%	11.29%	4.46%
S&P Municipal Bond New Jersey Index	(3.47)%	(1.44)%	6.78%	4.89%
S&P Municipal Bond Index	(3.63)%	(1.69)%	6.63%	4.59%
Lipper New Jersey Municipal Debt Funds Classification Average	(7.62)%	(5.19)%	10.09%	5.53%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	24.9%
Transportation	18.7%
Health Care	14.9%
U.S. Guaranteed	11.7%
Education and Civic Organizations	8.9%
Water and Sewer	5.1%
Tax Obligation/General	4.0%
Other	11.8%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	14.7%
AA	25.9%
A	38.1%
BBB	11.2%
BB or Lower	6.1%
N/R	2.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	15

NNJ
Nuveen New Jersey Premium Income Municipal Fund, Inc.
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NNJ at Common Share NAV	(6.76)%	(4.47)%	8.73%	5.09%
NNJ at Common Share Price	(14.11)%	(17.12)%	10.38%	4.28%
S&P Municipal Bond New Jersey Index	(3.47)%	(1.44)%	6.78%	4.89%
S&P Municipal Bond Index	(3.63)%	(1.69)%	6.63%	4.59%
Lipper New Jersey Municipal Debt Funds Classification Average	(7.62)%	(5.19)%	10.09%	5.53%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	26.1%
Transportation	17.1%
U.S. Guaranteed	15.8%
Health Care	13.0%
Education and Civic Organizations	9.3%
Water and Sewer	4.9%
Other	13.8%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	19.1%
AA	24.7%
A	40.2%
BBB	7.7%
BB or Lower	5.2%
N/R	1.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

16	Nuveen Investments

NXJ
Nuveen New Jersey Dividend Advantage Municipal Fund
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NXJ at Common Share NAV	(7.92)%	(5.86)%	9.67%	5.41%
NXJ at Common Share Price	(13.21)%	(19.78)%	10.67%	4.16%
S&P Municipal Bond New Jersey Index	(3.47)%	(1.44)%	6.78%	4.89%
S&P Municipal Bond Index	(3.63)%	(1.69)%	6.63%	4.59%
Lipper New Jersey Municipal Debt Funds Classification Average	(7.62)%	(5.19)%	10.09%	5.53%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	25.4%
U.S. Guaranteed	18.8%
Transportation	15.5%
Health Care	11.2%
Education and Civic Organizations	6.8%
Water and Sewer	5.8%
Housing/Single Family	3.7%
Other	12.8%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	24.6%
AA	23.5%
A	34.6%
BBB	8.2%
BB or Lower	6.6%
N/R	1.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	17

NUJ
Nuveen New Jersey Dividend Advantage Municipal Fund 2
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NUJ at Common Share NAV	(8.01)%	(5.71)%	9.29%	5.41%
NUJ at Common Share Price	(16.47)%	(20.85)%	9.26%	4.17%
S&P Municipal Bond New Jersey Index	(3.47)%	(1.44)%	6.78%	4.89%
S&P Municipal Bond Index	(3.63)%	(1.69)%	6.63%	4.59%
Lipper New Jersey Municipal Debt Funds Classification Average	(7.62)%	(5.19)%	10.09%	5.53%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	27.2%
Health Care	16.9%
Transportation	12.9%
Education and Civic Organizations	8.4%
U.S. Guaranteed	8.1%
Long-Term Care	6.7%
Water and Sewer	5.4%
Other	14.4%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	12.4%
AA	22.8%
A	42.3%
BBB	12.1%
BB or Lower	7.4%
N/R	1.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

18	Nuveen Investments

NJV
Nuveen New Jersey Municipal Value Fund
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception1
NJV at Common Share NAV	(5.58)%	(2.81)%	7.16%
NJV at Common Share Price	(10.38)%	(13.43)%	3.65%
S&P Municipal Bond New Jersey Index	(3.47)%	(1.44)%	5.79%
S&P Municipal Bond Index	(3.63)%	(1.69)%	5.57%
Lipper New Jersey Municipal Debt Funds Classification Average	(7.62)%	(5.19)%	7.18%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition2
(as a % of total investments)
Tax Obligation/Limited	27.6%
Health Care	23.2%
Education and Civic Organizations	10.6%
Tax Obligation/General	9.2%
U.S. Guaranteed	8.4%
Transportation	7.5%
Other	13.5%

Credit Quality2,3,4
(as a % of total investment exposure)
AAA/U.S. Guaranteed	8.5%
AA	21.6%
A	39.3%
BBB	17.3%
BB or Lower	4.5%
N/R	3.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Since inception returns are from April 28, 2009.
2	Holdings are subject to change.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

4	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	19

NQP
Nuveen Pennsylvania Investment Quality Municipal Fund
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NQP at Common Share NAV	(8.45)%	(6.46)%	9.66%	5.02%
NQP at Common Share Price	(15.03)%	(19.15)%	(10.71)%	4.18%
S&P Municipal Bond Pennsylvania Index	(3.10)%	(1.07)%	6.65%	4.63%
S&P Municipal Bond Index	(3.63)%	(1.69)%	6.63%	4.59%
Lipper Pennsylvania Municipal Debt Funds Classification Average	(8.29)%	(6.18)%	9.67%	4.79%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/General	24.7%
Health Care	18.4%
Education and Civic Organizations	14.9%
Transportation	8.8%
Water and Sewer	7.7%
Tax Obligation/Limited	5.7%
U.S. Guaranteed	5.2%
Other	14.6%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	6.5%
AA	42.0%
A	30.1%
BBB	13.5%
BB or Lower	2.6%
N/R	2.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

20	Nuveen Investments

NPY
Nuveen Pennsylvania Premium Income Municipal Fund 2
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NPY at Common Share NAV	(7.55)%	(5.51)%	10.15%	4.93%
NPY at Common Share Price	(13.79)%	(14.45)%	12.23%	4.18%
S&P Municipal Bond Pennsylvania Index	(3.10)%	(1.07)%	6.65%	4.63%
S&P Municipal Bond Index	(3.63)%	(1.69)%	6.63%	4.59%
Lipper Pennsylvania Municipal Debt Funds Classification Average	(8.29)%	(6.18)%	9.67%	4.79%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Health Care	20.7%
Education and Civic Organizations	19.0%
Tax Obligation/General	14.5%
Water and Sewer	9.6%
U.S. Guaranteed	8.0%
Transportation	7.3%
Tax Obligation/Limited	6.2%
Other	14.7%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	8.2%
AA	39.9%
A	28.3%
BBB	13.3%
BB or Lower	3.4%
N/R	4.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	21

NXM
Nuveen Pennsylvania Dividend Advantage Municipal Fund
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NXM at Common Share NAV	(7.90)%	(5.95)%	9.54%	5.15%
NXM at Common Share Price	(13.24)%	(16.89)%	9.24%	4.11%
S&P Municipal Bond Pennsylvania Index	(3.10)%	(1.07)%	6.65%	4.63%
S&P Municipal Bond Index	(3.63)%	(1.69)%	6.63%	4.59%
Lipper Pennsylvania Municipal Debt Funds Classification Average	(8.29)%	(6.18)%	9.67%	4.79%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Health Care	18.6%
Education and Civic Organizations	16.9%
Tax Obligation/General	16.1%
Long-Term Care	10.1%
Tax Obligation/Limited	9.6%
Transportation	6.8%
Water and Sewer	6.2%
Utilities	4.1%
Other	11.6%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	4.2%
AA	43.7%
A	21.8%
BBB	17.6%
BB or Lower	3.1%
N/R	7.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

22	Nuveen Investments

NVY
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NVY at Common Share NAV	(8.02)%	(5.93)%	8.77%	5.02%
NVY at Common Share Price	(13.51)%	(18.58)%	9.87%	4.12%
S&P Municipal Bond Pennsylvania Index	(3.10)%	(1.07)%	6.65%	4.63%
S&P Municipal Bond Index	(3.63)%	(1.69)%	6.63%	4.59%
Lipper Pennsylvania Municipal Debt Funds Classification Average	(8.29)%	(6.18)%	9.67%	4.79%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/General	18.5%
Health Care	18.2%
Education and Civic Organizations	17.4%
Tax Obligation/Limited	15.4%
Transportation	7.9%
Long-Term Care	5.7%
Water and Sewer	5.5%
Other	11.4%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	2.2%
AA	39.0%
A	28.3%
BBB	18.1%
BB or Lower	3.1%
N/R	7.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	23

NPN
Nuveen Pennsylvania Municipal Value Fund
Performance Overview and Holding Summaries as of October 31, 2013

Average Annual Total Returns as of October 31, 2013
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception1
NPN at Common Share NAV	(4.68)%	(3.05)%	6.70%
NPN at Common Share Price	(12.12)%	(9.55)%	3.00%
S&P Municipal Bond Pennsylvania Index	(3.10)%	(1.07)%	5.46%
S&P Municipal Bond Index	(3.63)%	(1.69)%	5.57%
Lipper Pennsylvania Municipal Debt Funds Classification Average	(8.29)%	(6.18)%	6.72%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition2
(as a % of total investments)
Health Care	24.0%
Tax Obligation/Limited	16.8%
Education and Civic Organizations	15.2%
Water and Sewer	13.6%
Tax Obligation/General	9.3%
Transportation	5.1%
Housing/Multifamily	4.8%
Other	11.2%

Credit Quality2,3,4
(as a % of total investment exposure)
AAA/U.S. Guaranteed	2.2%
AA	33.7%
A	30.5%
BBB	24.3%
BB or Lower	1.0%
N/R	5.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Since inception returns are from April 28, 2009.
2	Holdings are subject to change.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

4	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

24	Nuveen Investments

NQJ
Nuveen New Jersey Investment Quality Municipal Fund, Inc.
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 146.1% (100.0% of Total Investments)
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$800	5.000%, 1/01/32	1/15 at 100.00	Caa1	$533,568
690	5.125%, 1/01/37	1/15 at 100.00	Caa1	458,629
1,490	Total Consumer Discretionary			992,197
	Consumer Staples – 4.9% (3.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
2,035	4.500%, 6/01/23	6/17 at 100.00	B1	1,889,620
14,905	4.750%, 6/01/34	6/17 at 100.00	B2	10,849,946
2,150	5.000%, 6/01/41	6/17 at 100.00	B2	1,560,255
19,090	Total Consumer Staples			14,299,821
	Education and Civic Organizations – 13.0% (8.9% of Total Investments)
1,335	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A+	1,390,776
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	1,027,650
1,140	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond Trust 3359, 18.073%, 12/15/36 (IF) (4)	6/23 at 100.00	AA–	1,344,014
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	1/14 at 100.00	BBB	2,000,180
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	504,855
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.000%, 7/01/27	7/17 at 100.00	BBB	1,022,090
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	3,690,054
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	2,310,422
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/22 – NPFG Insured	7/14 at 100.00	AA–	122,873
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,308,949
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	2,836,369
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C, 5.250%, 7/01/32	7/20 at 100.00	A2	1,587,090
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.641%, 7/01/19 (IF)	No Opt. Call	AAA	2,491,080
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H, 5.000%, 7/01/16 – FGIC Insured	7/14 at 100.00	A	1,535,335
750	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B, 5.000%, 7/01/42	7/22 at 100.00	A	772,823
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
430	5.000%, 7/01/32	7/21 at 100.00	BBB+	432,692
285	5.000%, 7/01/37	7/21 at 100.00	BBB+	281,090

Nuveen Investments	25

NQJ	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/43	7/23 at 100.00	A	$1,334,008
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey, Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA	232,814
400	5.000%, 7/01/19	No Opt. Call	AA	468,084
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA–	2,108,620
675	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	713,279
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	466,263
875	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	939,908
3,370	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	3,397,263
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 4736:
445	11.867%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	342,134
1,000	11.731%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	710,040
290	12.296%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	199,694
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.917%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	1,189,666
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	165,918
	Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31
1,045	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 17.993%, 5/01/21 (IF) (4)	No Opt. Call	AA–	1,268,160
36,600	Total Education and Civic Organizations			38,194,193
	Financials – 1.8% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	5,176,350
	Health Care – 21.8% (14.9% of Total Investments)
3,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB	3,114,074
1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	1,003,000
2,090	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	2,092,759
2,620	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A+	2,709,525
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 18.351%, 7/01/38 – AGC Insured (IF) (4)	7/19 at 100.00	AA–	1,332,685
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,023,400
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	1,954,340
510	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	No Opt. Call	BBB+	549,148
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
1,655	5.250%, 7/01/31	7/23 at 100.00	BBB	1,616,703
795	5.500%, 7/01/43	7/23 at 100.00	BBB	764,067
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	3,827,100

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	A3	$1,290,148
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	403,164
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A	695,382
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	617,694
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
500	3.750%, 7/01/27	No Opt. Call	A3	468,090
2,575	5.000%, 7/01/31	7/22 at 100.00	A3	2,654,284
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,503,555
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A	3,271,680
1,760	5.000%, 7/01/26	7/22 at 100.00	A	1,891,085
660	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	A	677,523
3,505	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	3,565,286
1,745	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A	1,818,587
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,510,010
1,585	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,551,033
3,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	3,258,876
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB+	1,899,967
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	2,325,852
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A3	1,282,667
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
535	5.500%, 7/01/23	1/14 at 100.00	Ba2	535,155
3,300	5.500%, 7/01/33	1/14 at 100.00	Ba2	3,295,809
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	688,204
4,410	5.000%, 7/01/36	7/16 at 100.00	A2	4,426,626
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,293,873
3,275	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban Renewal Corporation, Series 2001A, 5.200%, 6/01/30	6/14 at 100.00	Aa1	3,291,015
63,345	Total Health Care			64,202,366
	Housing/Multifamily – 2.0% (1.4% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,957,935
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,109,084
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)	4/14 at 100.00	Aa2	2,746,111
5,623	Total Housing/Multifamily			5,813,130

Nuveen Investments	27

NQJ	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 3.7% (2.5% of Total Investments)
$10,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.450%, 10/01/25	10/21 at 100.00	Aa1	$10,511,800
290	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	281,871
10,290	Total Housing/Single Family			10,793,671
	Long-Term Care – 3.4% (2.4% of Total Investments)
2,410	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	2,106,918
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	BBB–	1,133,944
2,575	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds, Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36	12/14 at 100.00	Aa3	2,585,403
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	1/14 at 100.00	A–	596,559
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/15 at 100.00	A–	1,107,260
2,695	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB–	2,579,331
10,500	Total Long-Term Care			10,109,415
	Tax Obligation/General – 5.8% (4.0% of Total Investments)
690	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding Series 2012, 3.250%, 1/01/30	1/23 at 100.00	AA–	606,917
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	4,714,692
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	1,035,183
670	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003, 3.000%, 1/15/33	1/22 at 100.00	AA	537,420
1,400	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	A3	1,604,792
2,210	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	2,289,361
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	AA+	2,628,276
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	A–	1,747,156
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	A–	1,928,727
16,270	Total Tax Obligation/General			17,092,524
	Tax Obligation/Limited – 36.4% (24.9% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	2,153,093
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	2,372,089
1,145	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	1,399,682
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	3,162,245
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,585	5.250%, 1/01/36	1/22 at 100.00	A	2,608,730
1,570	5.125%, 1/01/42	1/22 at 100.00	A	1,571,444
470	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35	4/22 at 100.00	Aa3	378,623

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds, Series 2003D, 5.000%, 12/01/16 – FGIC Insured	12/13 at 100.00	Baa1	$1,448,945
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	6,236,598
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,050	5.000%, 6/15/19	No Opt. Call	BBB+	2,302,868
1,100	5.000%, 6/15/21	No Opt. Call	BBB+	1,216,787
4,550	5.000%, 6/15/25	6/22 at 100.00	BBB+	4,785,463
1,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	1,038,590
3,445	5.000%, 6/15/28	No Opt. Call	BBB+	3,480,862
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AA–	4,861,579
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	5,164,350
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	207,792
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	341,484
3,895	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/28	1/14 at 100.00	A+	4,227,282
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	2,022,398
3,930	5.000%, 9/01/37	9/17 at 100.00	A+	4,044,795
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA–	2,082,927
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	865,419
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	1,190,305
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	2,102,236
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	4,949,280
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	5,161,634
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	4,814,250
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	3,569,800
15,355	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	5,152,984
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	4,758,195
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	2,780,925
4,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	4,717,255
1,820	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa3	1,481,553
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	874,251
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 6.000%, 8/01/39	8/20 at 100.00	A+	1,741,280
2,810	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	2,102,161
1,850	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 18.238%, 3/01/34 (IF) (4)	No Opt. Call	AA+	2,328,688

Nuveen Investments	29

NQJ	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	$1,671,879
136,425	Total Tax Obligation/Limited			107,370,721
	Transportation – 27.3% (18.7% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	2,338,290
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	2,094,100
4,050	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	4,209,165
1,500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	1,549,215
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A:
2,115	5.000%, 7/01/24	7/22 at 100.00	A2	2,395,111
650	4.000%, 7/01/26	7/22 at 100.00	A2	672,627
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA–	1,032,580
3,300	5.000%, 1/01/40	1/20 at 100.00	A–	3,407,514
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
540	5.000%, 1/01/25	No Opt. Call	BBB–	557,604
1,350	5.000%, 1/01/26	No Opt. Call	BBB–	1,373,760
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012:
240	5.000%, 9/01/28	9/22 at 100.00	A+	258,070
610	5.000%, 9/01/29	9/22 at 100.00	A+	650,772
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax) (6)	5/14 at 100.00	N/R	3,150,000
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
650	5.125%, 9/15/23 (Alternative Minimum Tax)	3/14 at 100.00	B	622,031
1,125	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,039,320
3,405	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A	3,654,246
105	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	118,278
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,434,927
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,189,760
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,591,511
1,500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.169%, 1/01/43 (IF) (4)	7/22 at 100.00	A+	1,651,995
1,260	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	1,301,618
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
7,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	7,405,090
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,128,880
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.664%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	1,298,280
4,600	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)	1/23 at 100.00	AA–	3,960,324
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	2,033,260
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	6,670,720
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	12,190,042

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2012:
$2,000	5.000%, 11/01/20	No Opt. Call	A–	$2,307,180
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,155,860
77,630	Total Transportation			80,442,130
	U.S. Guaranteed – 17.1% (11.7% of Total Investments) (5)
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA+ (5)	1,085,500
1,420	5.000%, 9/01/22 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA+ (5)	1,541,410
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA- (5)	1,163,335
2,525	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA- (5)	2,694,882
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
2,500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,587,300
5,750	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	5,950,790
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (5)	2,153,344
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (5)	1,425,871
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	2,155,620
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,266,427
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
1,260	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,270,231
2,510	4.750%, 7/01/20 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	2,529,327
185	4.250%, 7/01/24 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	186,267
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB+ (5)	631,801
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	1,233,730
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	1,935,769
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA- (5)	1,477,533
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	3,132,937
4,455	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	4,837,863
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (5)	2,036,467
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (5)	4,187,702
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (5)	62,236
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	192,367
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	62,236
1,555	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	1,720,623
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	A (5)	1,260,650
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Project, Series 2005, 5.000%, 5/01/30 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	Aa3 (5)	1,739,953
47,460	Total U.S. Guaranteed			50,522,171

Nuveen Investments	31

NQJ	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 1.1% (0.8% of Total Investments)
$395	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	$385,966
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured	12/13 at 100.00	AA+	2,067,166
1,000	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, 4.750%, 6/15/32 (Alternative Minimum Tax)	No Opt. Call	Baa3	907,800
3,450	Total Utilities			3,360,932
	Water and Sewer – 7.5% (5.1% of Total Investments)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds, Series 2003B:
1,750	5.000%, 12/01/17 FGIC Insured	12/13 at 100.00	Baa1	1,757,700
1,835	5.000%, 12/01/18 FGIC Insured	12/13 at 100.00	Baa1	1,843,074
1,000	5.000%, 12/01/19 FGIC Insured	12/13 at 100.00	Baa1	1,004,400
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
270	5.000%, 10/01/23	No Opt. Call	A	309,960
6,495	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	5,577,646
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A1	3,192,900
1,080	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A1	1,118,513
2,905	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.335%, 9/01/21 (IF) (4)	No Opt. Call	AAA	3,710,557
	North Hudson Sewerage Authority, New Jersey Gross Revenue Senior Lien Lease Certificates, Series 2012A:
1,650	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,787,742
1,725	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,758,689
21,710	Total Water and Sewer			22,061,181
$454,883	Total Long-Term Investments (cost $425,908,070)			430,430,802
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.0)% (7)			(144,300,000)
	Other Assets Less Liabilities – 2.9%			8,520,958
	Net Assets Applicable to Common Shares – 100%			$294,651,760

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

32	Nuveen Investments

NNJ
Nuveen New Jersey Premium Income Municipal Fund, Inc.
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 146.8% (100.0% of Total Investments)
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$480	5.000%, 1/01/32	1/15 at 100.00	Caa1	$320,141
415	5.125%, 1/01/37	1/15 at 100.00	Caa1	275,842
895	Total Consumer Discretionary			595,983
	Consumer Staples – 4.3% (3.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
530	4.500%, 6/01/23	6/17 at 100.00	B1	492,137
8,620	4.750%, 6/01/34	6/17 at 100.00	B2	6,274,842
1,345	5.000%, 6/01/41	6/17 at 100.00	B2	976,067
10,495	Total Consumer Staples			7,743,046
	Education and Civic Organizations – 13.7% (9.3% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	1,156,106
730	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond Trust 3359, 18.073%, 12/15/36 (IF) (4)	6/23 at 100.00	AA–	860,641
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	1/14 at 100.00	BBB	500,045
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	302,913
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	2,169,399
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	3,372,512
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/19 – NPFG Insured	7/14 at 100.00	AA–	102,638
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	993,241
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C, 5.375%, 7/01/41	7/20 at 100.00	A2	1,038,760
1,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.641%, 7/01/19 (IF)	No Opt. Call	AAA	1,662,796
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	1,688,478
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	1,069,255
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B, 5.000%, 7/01/37	7/22 at 100.00	A	284,361
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	261,628
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	167,668
635	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/43	7/23 at 100.00	A	651,612
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey, Series 2012A, 5.000%, 7/01/19	No Opt. Call	AA	351,063
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA–	2,108,620

Nuveen Investments	33

NNJ	Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$420	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	$443,818
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	279,758
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	375,963
1,925	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,931,141
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	492,390
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 4736:
250	11.731%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	177,510
560	12.296%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	385,616
250	12.942%, 12/01/26 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	164,730
550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.974%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	688,754
630	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 17.993%, 5/01/21 (IF) (4)	No Opt. Call	AA–	764,537
23,525	Total Education and Civic Organizations			24,445,953
	Financials – 0.9% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,552,905
	Health Care – 19.1% (13.0% of Total Investments)
2,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB	2,009,080
25	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	25,036
620	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	621,860
690	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	690,911
1,375	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A+	1,421,984
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 18.351%, 7/01/38 – AGC Insured (IF) (4)	7/19 at 100.00	AA–	788,269
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
1,150	6.000%, 7/01/26	7/21 at 100.00	BB+	1,194,206
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,023,400
300	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	No Opt. Call	BBB+	323,028
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
755	5.250%, 7/01/31	7/23 at 100.00	BBB	737,529
370	5.500%, 7/01/43	7/23 at 100.00	BBB	355,603
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,648,204
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	241,898
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A	700,385
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	376,643

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
$1,800	3.750%, 7/01/27	No Opt. Call	A3	$1,685,124
300	5.000%, 7/01/31	7/22 at 100.00	A3	309,237
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011:
220	5.000%, 7/01/26	7/22 at 100.00	A	236,386
2,500	5.000%, 7/01/27	7/22 at 100.00	A	2,646,700
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	A	410,620
2,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	2,136,120
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A	1,208,917
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,140,034
1,790	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	1,846,009
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB+	1,169,210
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	1,516,860
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A3	421,930
2,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	1/14 at 100.00	Ba2	2,007,447
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
1,250	5.000%, 7/01/36	7/16 at 100.00	A2	1,254,713
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	1,153,995
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation, Series 1983A, 5.100%, 12/01/18	12/13 at 100.00	A1	2,649,815
33,570	Total Health Care			33,951,153
	Housing/Multifamily – 3.3% (2.2% of Total Investments)
310	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Aa1	314,790
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,100	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,176,901
550	5.875%, 6/01/42	6/20 at 100.00	Baa3	580,949
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,125	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA–	1,941,591
1,065	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA–	932,993
1,065	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA–	920,522
6,215	Total Housing/Multifamily			5,867,746
	Housing/Single Family – 2.6% (1.8% of Total Investments)
4,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.650%, 10/01/29	4/21 at 100.00	Aa1	4,113,560
495	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	481,125
4,495	Total Housing/Single Family			4,594,685

Nuveen Investments	35

NNJ	Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 2.5% (1.7% of Total Investments)
$1,520	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	$1,328,845
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.800%, 11/01/31	11/14 at 100.00	BBB–	751,605
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.500%, 6/01/21	1/14 at 100.00	A–	1,001,410
1,455	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB–	1,392,551
4,725	Total Long-Term Care			4,474,411
	Tax Obligation/General – 6.2% (4.2% of Total Investments)
2,250	Freehold Regional High School District, Monmouth County, New Jersey, General Obligation Bonds, Refunding Series 2001, 5.000%, 3/01/17 – FGIC Insured	No Opt. Call	AA	2,562,548
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	2,741,100
555	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	617,771
1,475	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	1,527,967
1,485	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/27 – AGM Insured	No Opt. Call	Aa3	1,773,699
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 – AMBAC Insured	9/14 at 100.00	A–	1,840,823
10,045	Total Tax Obligation/General			11,063,908
	Tax Obligation/Limited – 38.2% (26.1% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	1,213,010
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%, 12/15/19 – AGM Insured	12/13 at 100.00	Aa2	5,416,555
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	1,394,281
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003B, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	AAA	1,892,040
1,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	1,222,430
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,461,793
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,835	5.250%, 1/01/36	1/22 at 100.00	A	1,851,845
1,185	5.125%, 1/01/42	1/22 at 100.00	A	1,186,090
640	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35	4/22 at 100.00	Aa3	515,571
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	A+	3,774,783
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,050	5.000%, 6/15/19	No Opt. Call	BBB+	1,179,518
1,200	5.000%, 6/15/26	6/22 at 100.00	BBB+	1,246,308
2,200	5.000%, 6/15/28	No Opt. Call	BBB+	2,222,902
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	3,305,184

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
$120	5.125%, 6/15/27	6/17 at 100.00	Baa3	$121,634
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	202,911
3,600	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/22	No Opt. Call	A+	4,176,828
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	1,188,738
2,310	5.000%, 9/01/37	9/17 at 100.00	A+	2,377,475
505	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	514,161
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 – NPFG Insured	No Opt. Call	A	1,737,495
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	442,904
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	791,105
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	4,949,279
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	2,040,646
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	2,980,250
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
6,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	2,141,880
12,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	4,027,080
4,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,243,160
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	4,449,480
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	920,440
1,130	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa3	919,865
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	518,567
2,810	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	2,102,161
1,125	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 18.238%, 3/01/34 (IF) (4)	No Opt. Call	AA+	1,416,094
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,013,260
87,980	Total Tax Obligation/Limited			68,157,723
	Transportation – 25.1% (17.1% of Total Investments)
3,000	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	3,117,720
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	2,582,025
1,600	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,650,960

Nuveen Investments	37

NNJ	Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,105	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/25	7/22 at 100.00	A2	$1,238,484
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	516,290
1,095	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/25	No Opt. Call	BBB–	1,130,697
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
350	5.125%, 9/15/23 (Alternative Minimum Tax)	3/14 at 100.00	B	334,940
675	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	623,592
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	A1	3,130,530
1,875	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A	2,012,250
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
225	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	253,454
370	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	416,790
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	2,618,600
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,591,511
1,250	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.169%, 1/01/43 (IF) (4)	7/22 at 100.00	A+	1,376,663
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	247,927
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured	4/15 at 100.00	A2	2,805,550
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
4,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	4,231,480
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,128,880
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.664%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	759,494
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	1,016,630
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	8,079,599
790	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/22	No Opt. Call	A–	913,129
42,790	Total Transportation			44,777,195
	U.S. Guaranteed – 23.2% (15.8% of Total Investments) (5)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – NPFG Insured	4/15 at 100.00	N/R (5)	2,214,917
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA- (5)	1,264,727
2,755	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA- (5)	2,940,356
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	517,460
1,600	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,653,376
2,540	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,628,697
1,435	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (5)	1,719,661

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (5)	$665,579
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (5)	1,183,060
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
1,375	5.000%, 7/01/18 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,386,165
725	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	730,887
1,530	4.750%, 7/01/20 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,541,781
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB+ (5)	310,722
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	412,964
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	2,839,733
3,000	5.000%, 9/15/28 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	3,257,820
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (5)	1,530,363
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/18 (Pre-refunded 12/15/15) – FGIC Insured	12/15 at 100.00	AA+ (5)	2,208,380
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (5)	1,194,948
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
125	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	141,446
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (5)	220,656
470	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	531,838
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	220,656
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	135,788
4,105	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	4,542,223
1,100	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AA+ (5)	1,217,161
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	A (5)	756,390
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (5)	2,293,321
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 (Pre-refunded 6/15/14) – NPFG Insured	6/14 at 100.00	N/R (5)	1,029,740
38,340	Total U.S. Guaranteed			41,290,815
	Utilities – 0.1% (0.1% of Total Investments)
245	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	239,397
	Water and Sewer – 7.3% (4.9% of Total Investments)
250	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series 1993, 6.250%, 1/01/14 – AMBAC Insured	No Opt. Call	N/R	252,028
4,330	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C, 4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	3,718,431
1,250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A1	1,330,375
420	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A1	434,977

Nuveen Investments	39

NNJ	Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,780	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.335%, 9/01/21 (IF) (4)	No Opt. Call	AAA	$2,273,594
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series 2005, 5.000%, 8/01/31 – NPFG Insured	8/15 at 100.00	AA	1,717,518
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
1,000	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,083,480
1,100	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,121,483
915	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured	No Opt. Call	A1	993,809
12,695	Total Water and Sewer			12,925,695
$277,515	Total Long-Term Investments (cost $257,250,911)			261,680,615
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.7)% (6)			(88,600,000)
	Other Assets Less Liabilities – 2.9%			5,123,912
	Net Assets Applicable to Common Shares – 100%			$178,204,527
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Services, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

40	Nuveen Investments

NXJ
Nuveen New Jersey Dividend Advantage Municipal Fund
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 144.8% (100.0% of Total Investments
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$260	5.000%, 1/01/32	1/15 at 100.00	Caa1	$173,410
230	5.125%, 1/01/37	1/15 at 100.00	Caa1	152,876
490	Total Consumer Discretionary			326,286
	Consumer Staples – 5.1% (3.6% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
630	4.500%, 6/01/23	6/17 at 100.00	B1	584,993
5,075	4.750%, 6/01/34	6/17 at 100.00	B2	3,694,296
835	5.000%, 6/01/41	6/17 at 100.00	B2	605,960
6,540	Total Consumer Staples			4,885,249
	Education and Civic Organizations – 9.9% (6.8% of Total Investments)
375	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond Trust 3359, 18.073%, 12/15/36 (IF) (4)	6/23 at 100.00	AA–	442,110
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	252,428
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	1,157,359
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	739,939
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	AA–	61,477
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	993,241
665	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.641%, 7/01/19 (IF)	No Opt. Call	AAA	828,284
300	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B, 5.000%, 7/01/42	7/22 at 100.00	A	309,129
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	261,628
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	167,668
390	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A	407,304
250	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	264,178
135	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	139,879
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	375,963
1,185	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,194,587
560	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 4736, 11.867%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	430,550
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.917%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	375,684

Nuveen Investments	41

NXJ	Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding Series 2012, 5.125%, 4/01/32	4/22 at 100.00	BBB–	$186,775
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	62,219
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/13 at 100.00	BBB–	394,775
315	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 17.993%, 5/01/21 (IF) (4)	No Opt. Call	AA–	382,268
9,210	Total Education and Civic Organizations			9,427,445
	Financials – 1.9% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	1/14 at 100.00	N/R	794,011
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	1/14 at 100.00	Baa3	252,175
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	776,453
1,850	Total Financials			1,822,639
	Health Care – 16.3% (11.2% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	310,930
710	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A+	734,261
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 18.351%, 7/01/38 – AGC Insured (IF) (4)	7/19 at 100.00	AA–	419,654
850	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	882,674
180	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	No Opt. Call	BBB+	193,817
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
420	5.250%, 7/01/31	7/23 at 100.00	BBB	410,281
225	5.500%, 7/01/43	7/23 at 100.00	BBB	216,245
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	882,784
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	A3	1,529,820
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	131,028
440	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A	440,242
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	180,788
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
1,040	3.750%, 7/01/27	No Opt. Call	A3	973,627
500	5.000%, 7/01/31	7/22 at 100.00	A3	515,395
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	A	246,372
1,240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	1,261,328

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	$126,255
1,555	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	1,603,656
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB+	448,533
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	707,868
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	1/14 at 100.00	Ba2	1,997,460
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	667,507
615	5.000%, 7/01/46	7/16 at 100.00	A2	614,465
15,305	Total Health Care			15,494,990
	Housing/Multifamily – 1.0% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
560	5.750%, 6/01/31	6/20 at 100.00	Baa3	599,150
300	5.875%, 6/01/42	6/20 at 100.00	Baa3	316,881
860	Total Housing/Multifamily			916,031
	Housing/Single Family – 5.4% (3.7% of Total Investments)
5,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.650%, 10/01/29	4/21 at 100.00	Aa1	5,141,950
	Industrials – 0.7% (0.5% of Total Investments)
670	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999A, 2.125%, 12/01/29 (Mandatory put 12/01/17)	No Opt. Call	A–	672,345
	Long-Term Care – 3.0% (2.1% of Total Investments)
620	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	542,029
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.800%, 11/01/31	11/14 at 100.00	BBB–	250,535
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001:
1,000	6.000%, 6/01/25	12/13 at 100.00	A–	1,001,330
335	5.500%, 6/01/31	12/13 at 100.00	A–	335,241
290	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB–	277,553
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/14 at 100.00	BBB–	482,930
2,995	Total Long-Term Care			2,889,618
	Tax Obligation/General – 3.8% (2.7% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	1,096,440
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,169,619
300	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	333,930
250	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	A3	286,570

Nuveen Investments	43

NXJ	Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	$766,573
3,390	Total Tax Obligation/General			3,653,132
	Tax Obligation/Limited – 36.8% (25.4% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	727,806
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	AA	1,751,910
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series 2005A, 5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	Aa2	1,074,270
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 – AMBAC Insured	1/15 at 102.00	A–	1,168,123
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	748,445
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Refunding Series 2012A, 5.000%, 11/01/20	No Opt. Call	AAA	3,603,510
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	611,215
715	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	853,210
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	A+	1,906,451
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
600	5.000%, 6/15/19	No Opt. Call	BBB+	674,010
360	5.000%, 6/15/21	No Opt. Call	BBB+	398,221
400	5.000%, 6/15/25	6/22 at 100.00	BBB+	420,700
600	5.000%, 6/15/26	6/22 at 100.00	BBB+	623,154
200	5.000%, 6/15/28	No Opt. Call	BBB+	202,082
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	1,239,444
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	65,885
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	113,828
1,105	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/28	1/14 at 100.00	A+	1,199,268
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	632,964
1,235	5.000%, 9/01/37	9/17 at 100.00	A+	1,271,074
470	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA–	508,559
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	254,535
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	387,541
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	674,928
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	2,474,640
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	1,560,494
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,490,125

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
$3,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	$1,070,940
3,500	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,174,565
6,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,864,740
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	1,112,370
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	920,440
915	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa3	744,847
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	269,256
575	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 18.238%, 3/01/34 (IF) (4)	No Opt. Call	AA+	723,781
550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	557,293
44,585	Total Tax Obligation/Limited			35,074,624
	Transportation – 22.5% (15.5% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	1,047,050
1,000	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,039,300
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	516,405
325	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/27	7/22 at 100.00	A2	331,676
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	516,290
1,260	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/27	No Opt. Call	BBB–	1,265,431
300	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	A+	315,282
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	11/13 at 100.00	B	899,973
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	A1	1,043,510
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A	1,073,200
35	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	39,426
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	340,299
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	1,047,440
1,660	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,807,524
375	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.169%, 1/01/43 (IF) (4)	7/22 at 100.00	A+	412,999
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	247,927
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/34	6/15 at 101.00	AA–	1,564,440
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.664%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	402,467
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)	1/23 at 100.00	AA–	860,940
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	508,315

Nuveen Investments	45

NXJ	Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	$5,049,750
950	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/22	No Opt. Call	A–	1,098,067
20,655	Total Transportation			21,427,711
	U.S. Guaranteed – 27.2% (18.8% of Total Investments) (5)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
600	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	620,952
1,200	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,241,904
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (5)	430,669
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (5)	712,936
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
700	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	754,467
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,077,810
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	560,461
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B, 5.000%, 7/01/21 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,008,120
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C, 5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	645,256
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B:
25	6.500%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	31,756
100	6.500%, 12/01/20 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	127,023
5	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	6,518
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA- (5)	650,941
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	1,004,495
1,400	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	1,520,316
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (5)	1,018,233
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (5)	1,377,958
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (5)	16,974
125	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	141,446
25	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	28,289
435	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	481,332
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	A (5)	378,195
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 – NPFG Insured (ETM)	No Opt. Call	Baa1 (5)	11,983,275
20	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University Housing Associates, LLC, Series 2004, 5.250%, 6/15/21 (Pre-refunded 6/15/14) – NPFG Insured	6/14 at 100.00	N/R (5)	20,626
45	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University Housing Associates, LLC, Series 2004, 5.000%, 6/15/36 (Pre-refunded 6/15/14) – NPFG Insured	6/14 at 100.00	N/R (5)	46,338
28,810	Total U.S. Guaranteed			25,886,290

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 2.5% (1.7% of Total Investments)
$1,510	Industrial Pollution Control Financing Authority of Cape May County, New Jersey, Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	$1,861,090
530	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	483,100
2,040	Total Utilities			2,344,190
	Water and Sewer – 8.4% (5.8% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	227,498
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
670	5.000%, 10/01/23	No Opt. Call	A	769,160
2,730	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	2,344,415
250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A1	266,075
320	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A1	331,411
1,680	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A, 3.250%, 9/01/31	9/21 at 100.00	AAA	1,510,018
925	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.335%, 9/01/21 (IF) (4)	No Opt. Call	AAA	1,181,503
	North Hudson Sewerage Authority, New Jersey Gross Revenue Senior Lien Lease Certificates, Series 2012A:
670	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	725,932
640	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	652,499
8,110	Total Water and Sewer			8,008,511
$150,510	Total Long-Term Investments (cost $134,868,392)			137,971,011
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.2)% (6)			(45,000,000)
	Other Assets Less Liabilities – 2.4%			2,331,299
	Net Assets Applicable to Common Shares – 100%			$95,302,310

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Services, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.6%
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	47

NUJ
Nuveen New Jersey Dividend Advantage Municipal Fund 2
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.9% (100.0% of Total Investments)
	Consumer Discretionary – 0.4% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$180	5.000%, 1/01/32	1/15 at 100.00	Caa1	$120,053
150	5.125%, 1/01/37	1/15 at 100.00	Caa1	99,702
330	Total Consumer Discretionary			219,755
	Consumer Staples – 5.4% (3.5% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
425	4.500%, 6/01/23	6/17 at 100.00	B1	394,638
3,625	4.750%, 6/01/34	6/17 at 100.00	B2	2,638,782
535	5.000%, 6/01/41	6/17 at 100.00	B2	388,250
4,585	Total Consumer Staples			3,421,670
	Education and Civic Organizations – 12.7% (8.4% of Total Investments)
425	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A+	442,757
210	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond Trust 3359, 18.073%, 12/15/36 (IF) (4)	6/23 at 100.00	AA–	247,582
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	201,942
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	820,012
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	498,326
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2007E, 5.000%, 7/01/33	No Opt. Call	AAA	1,093,290
335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 3922, 13.641%, 7/01/19 (IF)	No Opt. Call	AAA	417,256
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B, 5.000%, 7/01/37	7/22 at 100.00	A	284,361
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
170	5.000%, 7/01/32	7/21 at 100.00	BBB+	171,064
115	5.000%, 7/01/37	7/21 at 100.00	BBB+	113,422
285	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A	297,645
25	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.000%, 12/01/17	No Opt. Call	N/R	29,217
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey, Series 2012A, 5.000%, 7/01/19	No Opt. Call	AA	351,063
170	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	179,641
105	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	108,795
175	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (Alternative Minimum Tax)	12/21 at 100.00	Aa3	187,982
1,100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,108,899

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$395	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 4736, 11.867%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	$303,692
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.917%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	250,456
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A+	594,159
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding Series 2012, 5.125%, 4/01/32	4/22 at 100.00	BBB–	149,420
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	62,219
180	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 17.993%, 5/01/21 (IF) (4)	No Opt. Call	AA–	218,439
7,800	Total Education and Civic Organizations			8,131,639
	Financials – 5.2% (3.4% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	1/14 at 100.00	N/R	560,478
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	1/14 at 100.00	Baa3	1,260,875
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,501,142
3,300	Total Financials			3,322,495
	Health Care – 25.6% (16.9% of Total Investments)
1,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB	1,004,540
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	220,660
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A+	413,668
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 18.351%, 7/01/38 – AGC Insured (IF) (4)	7/19 at 100.00	AA–	294,892
500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	511,700
150	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	No Opt. Call	BBB+	161,514
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
295	5.250%, 7/01/31	7/23 at 100.00	BBB	288,174
170	5.500%, 7/01/43	7/23 at 100.00	BBB	163,385
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	622,542
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	A3	1,019,880
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	90,712
170	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	170,745
800	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012, 3.750%, 7/01/27	No Opt. Call	A3	748,944
1,020	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011, 5.000%, 7/01/26	7/22 at 100.00	A	1,095,970

Nuveen Investments	49

NUJ	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	A	$153,983
935	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	951,082
755	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A	786,838
135	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	132,107
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	1,201,453
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	505,620
325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A3	274,255
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	1/14 at 100.00	Ba2	1,518,070
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
2,455	5.000%, 7/01/36	7/16 at 100.00	A2	2,464,254
435	5.000%, 7/01/46	7/16 at 100.00	A2	434,622
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation, Series 1983A, 5.100%, 12/01/18	12/13 at 100.00	A1	1,099,923
16,160	Total Health Care			16,329,533
	Housing/Multifamily – 2.7% (1.8% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
380	5.750%, 6/01/31	6/20 at 100.00	Baa3	406,566
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	211,254
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
625	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA–	571,056
310	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA–	271,576
310	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA–	267,945
1,825	Total Housing/Multifamily			1,728,397
	Housing/Single Family – 1.9% (1.2% of Total Investments)
1,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.650%, 10/01/29	4/21 at 100.00	Aa1	1,028,390
185	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	179,814
1,185	Total Housing/Single Family			1,208,204
	Industrials – 1.1% (0.7% of Total Investments)
670	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999A, 2.125%, 12/01/29 (Mandatory put 12/01/17)	No Opt. Call	A–	672,345
	Long-Term Care – 10.2% (6.7% of Total Investments)
705	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	616,339
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001:
1,000	5.500%, 6/01/21	1/14 at 100.00	A–	1,001,410
4,000	5.500%, 6/01/31	12/13 at 100.00	A–	4,002,876

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$430	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB–	$411,544
520	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/14 at 100.00	BBB–	502,247
6,655	Total Long-Term Care			6,534,416
	Tax Obligation/General – 4.4% (2.9% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A2	767,508
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	211,489
330	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003, 3.000%, 1/15/33	1/22 at 100.00	AA	264,700
740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	766,573
635	West Deptford, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – AGM Insured	7/17 at 100.00	AA–	689,235
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds,, 5.000%, 7/15/19	No Opt. Call	AA–	117,047
2,695	Total Tax Obligation/General			2,816,552
	Tax Obligation/Limited – 41.3% (27.2% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	485,204
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	AA	1,003,960
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 – AMBAC Insured	1/15 at 102.00	A–	796,448
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	525,119
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	611,215
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	632,449
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
670	5.250%, 1/01/36	1/22 at 100.00	A	676,151
265	5.125%, 1/01/42	1/22 at 100.00	A	265,244
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	522,810
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	1,427,853
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
700	5.000%, 6/15/19	No Opt. Call	BBB+	786,345
250	5.000%, 6/15/21	No Opt. Call	BBB+	276,543
1,100	5.000%, 6/15/25	6/22 at 100.00	BBB+	1,156,925
680	5.000%, 6/15/26	6/22 at 100.00	BBB+	706,241
500	5.000%, 6/15/28	No Opt. Call	BBB+	505,205
395	5.000%, 6/15/29	No Opt. Call	BBB+	395,253
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	50,681
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	74,236
1,400	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/22	No Opt. Call	A+	1,624,322
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	447,706
870	5.000%, 9/01/37	9/17 at 100.00	A+	895,413

Nuveen Investments	51

NUJ	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	$203,628
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	326,642
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	580,881
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	1,649,760
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	960,304
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,031,625
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	713,960
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,342,360
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,553,950
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	1,495,715
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	983,332
695	3.500%, 5/01/35	5/22 at 100.00	Aa3	565,758
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	192,801
425	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 18.238%, 3/01/34 (IF) (4)	No Opt. Call	AA+	534,969
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	354,641
34,455	Total Tax Obligation/Limited			26,355,649
	Transportation – 19.6% (12.9% of Total Investments)
300	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	311,772
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	516,405
800	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	825,480
300	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/27	7/22 at 100.00	A2	306,162
700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	722,806
660	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/27	No Opt. Call	BBB–	662,845
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012:
225	5.000%, 9/01/28	9/22 at 100.00	A+	241,940
250	3.625%, 9/01/34	9/22 at 100.00	A+	215,820
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	11/13 at 100.00	B	599,982
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	A1	1,043,510
765	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A	820,998
30	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3	33,794

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	$1,701,495
1,200	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,306,644
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.169%, 1/01/43 (IF) (4)	7/22 at 100.00	A+	550,665
360	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	371,891
1,100	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)	1/23 at 100.00	AA–	947,034
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	508,315
50	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	50,498
650	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/22	No Opt. Call	A–	751,309
11,990	Total Transportation			12,489,365
	U.S. Guaranteed – 12.2% (8.1% of Total Investments) (5)
95	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	107,419
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	517,460
400	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	413,344
700	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	724,444
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (5)	195,759
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B, 5.000%, 7/01/21 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	579,669
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA- (5)	516,620
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	711,291
985	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	1,069,651
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (5)	715,892
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	16,974
185	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	209,340
1,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	1,759,350
20	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	22,130
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	A (5)	252,130
7,310	Total U.S. Guaranteed			7,811,473
	Utilities – 1.0% (0.7% of Total Investments)
695	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	633,499
	Water and Sewer – 8.2% (5.4% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	151,665
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
520	5.000%, 10/01/23	No Opt. Call	A	596,960
2,115	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	1,816,276

Nuveen Investments	53

NUJ	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A1	$532,150
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A1	227,845
660	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.335%, 9/01/21 (IF) (4)	No Opt. Call	AAA	843,018
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	541,740
535	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	545,449
5,200	Total Water and Sewer			5,255,103
$104,855	Total Long-Term Investments (cost $97,057,657)			96,930,095
	MuniFund Term Preferred Shares, at Liquidation Value – (54.9)% (6)			(35,050,000)
	Other Assets Less Liabilities – 3.0%			1,944,103
	Net Assets Applicable to Common Shares – 100%			$63,824,198

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Services, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.2%
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

54	Nuveen Investments

NJV
Nuveen New Jersey Municipal Value Fund
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 100.9% (100.0% of Total Investments
	Consumer Staples – 4.9% (4.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$150	4.750%, 6/01/34	6/17 at 100.00	B2	$109,191
1,520	5.000%, 6/01/41	6/17 at 100.00	B2	1,103,064
1,670	Total Consumer Staples			1,212,255
	Education and Civic Organizations – 10.7% (10.6% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A+	114,596
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond Trust 3359, 18.073%, 12/15/36 (IF) (4)	6/23 at 100.00	AA–	53,053
900	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2009A, 5.500%, 9/01/36	9/19 at 100.00	A2	956,097
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
50	5.000%, 7/01/32	7/21 at 100.00	BBB+	50,313
30	5.000%, 7/01/37	7/21 at 100.00	BBB+	29,588
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A	78,328
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A, 5.625%, 6/01/30	6/19 at 100.00	AA	1,063,070
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	31,084
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	98,478
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 4736, 11.867%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	76,884
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 17.993%, 5/01/21 (IF) (4)	No Opt. Call	AA–	72,813
2,500	Total Education and Civic Organizations			2,624,304
	Health Care – 23.4% (23.2% of Total Investments)
100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB	100,454
500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	500,660
105	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	108,835
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)	7/19 at 100.00	AA–	2,067,100
100	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31	7/23 at 100.00	BBB	97,686
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A	1,000,550
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	101,720
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A	93,795

Nuveen Investments	55

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	$72,190
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	826,853
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A3	84,386
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A2	707,658
5,620	Total Health Care			5,761,887
	Housing/Multifamily – 4.5% (4.4% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	106,991
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	52,814
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	935,650
1,150	Total Housing/Multifamily			1,095,455
	Housing/Single Family – 1.6% (1.6% of Total Investments)
385	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 4.500%, 10/01/29	10/21 at 100.00	Aa1	396,989
	Long-Term Care – 1.1% (1.1% of Total Investments)
160	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	139,878
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB–	133,991
300	Total Long-Term Care			273,869
	Tax Obligation/General – 9.3% (9.2% of Total Investments)
100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds, Series 2011, 3.000%, 9/01/16	No Opt. Call	AA–	106,063
50	East Brunswick Township Board of Education, New Jersey, General Obligation Bonds, Series 2005, 4.250%, 11/01/13 – AGM Insured	No Opt. Call	Aa2	50,000
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured	No Opt. Call	AA–	11,419
255	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011, 5.000%, 11/01/14 – AGM Insured	No Opt. Call	AA–	266,610
50	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 5.000%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R	51,891
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	159,861
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	166,547
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	A3	573,140
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009, 4.000%, 2/01/17	No Opt. Call	AA–	33,051
75	Passaic County, New Jersey, General Obligation Bonds, Refunding Series 2009, 3.000%, 9/01/14 – AGC Insured	No Opt. Call	Aa3	76,647
50	Passaic County, New Jersey, General Obligation Bonds, Series 2004, 3.500%, 3/15/15 – NPFG Insured	No Opt. Call	Aa3	52,090
75	Peapack-Gladstone, New Jersey, General Obligation Bonds, General Improvements Series 2009, 3.000%, 12/01/14	No Opt. Call	Aa2	77,080
100	Swedesboro Woolwich Consolidated School District, Gloucester County, New Jersey, General Obligation Bonds, Series 2006, 4.500%, 1/15/14 – AGM Insured	No Opt. Call	Aa3	100,800

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$25	Swedesboro Woolwich Consolidated School District, Gloucester County, New Jersey, General Obligation Bonds, Series 2007, 4.000%, 2/15/15 – AGM Insured	No Opt. Call	Aa3	$26,173
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	155,387
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	AA+	177,657
100	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	102,699
100	Winslow Township, New Jersey, General Obligation Bonds, Refunding Series 2007, 5.000%, 10/01/14 – AGM Insured	No Opt. Call	A1	103,898
2,140	Total Tax Obligation/General			2,291,013
	Tax Obligation/Limited – 27.9% (27.6% of Total Investments)
25	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	Aa2	25,143
200	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	244,486
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	659,868
25	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 4.000%, 12/01/13 – AGM Insured	No Opt. Call	AA–	25,070
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
100	5.000%, 6/15/14	No Opt. Call	BBB+	102,612
150	5.000%, 6/15/25	6/22 at 100.00	BBB+	157,763
400	5.000%, 6/15/28	No Opt. Call	BBB+	404,164
700	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	A+	712,698
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A+	2,235,440
5,380	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A+	1,211,307
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	103,861
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB	977,230
10,715	Total Tax Obligation/Limited			6,859,642
	Transportation – 7.6% (7.5% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	259,810
250	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/27	No Opt. Call	BBB–	251,078
500	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax) (5)	5/14 at 100.00	N/R	525,000
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
20	6.500%, 1/01/16	No Opt. Call	A3	22,529
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	5,632
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	804,092
1,790	Total Transportation			1,868,141
Nuveen Investments	57

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 8.4% (8.4% of Total Investments) (6)
$50	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	$56,537
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
25	5.750%, 6/15/29 (Pre-refunded 6/15/14) – AGC Insured	6/14 at 100.00	Aaa	25,873
1,000	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,034,920
50	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2007-T3, 5.000%, 9/01/20 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	AA– (6)	52,018
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (6)	16,974
70	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	79,210
415	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	459,202
110	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (6)	121,712
220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)	2/14 at 100.00	A+ (6)	224,220
1,955	Total U.S. Guaranteed			2,070,666
	Utilities – 1.5% (1.5% of Total Investments)
300	Industrial Pollution Control Financing Authority of Cape May County, New Jersey, Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	369,753
$28,525	Total Long-Term Investments (cost $22,894,381)			24,823,974
	Floating Rate Obligations – (6.1)%			(1,500,000)
	Other Assets Less Liabilities – 5.2%			1,281,838
	Net Assets Applicable to Common Shares – 100%			$24,605,812

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

58	Nuveen Investments

NQP
Nuveen Pennsylvania Investment Quality Municipal Fund
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 155.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 155.5% (100.0% of Total Investments
	Consumer Staples – 0.5% (0.3% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,101,290
	Education and Civic Organizations – 23.2% (14.9% of Total Investments)
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	209,292
1,095	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2012A, 5.000%, 3/01/24	3/22 at 100.00	AA–	1,267,922
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	1,168,792
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,887,908
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	922,354
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	767,256
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	238,135
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	782,490
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	756,336
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	731,650
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	701,438
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	667,102
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	2,030,516
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	BBB	1,442,204
900	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB	921,087
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	347,999
620	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University, Series 2013A, 6.500%, 9/01/38	9/23 at 100.00	BBB–	624,873
2,175	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21	No Opt. Call	AA	2,555,756
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	AA	4,787,220
1,900	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35	11/21 at 100.00	A–	1,906,213
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	1,442,720

Nuveen Investments	59

NQP	Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	$2,678,488
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2011A, 5.250%, 5/01/41	5/21 at 100.00	A	779,183
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	4,253,246
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40	3/20 at 100.00	A+	1,027,230
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	305,124
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	2,072,980
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
285	4.000%, 11/01/39	11/22 at 100.00	A3	250,107
910	5.000%, 11/01/42	11/22 at 100.00	A3	920,520
615	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38 (WI/DD, Settling 11/07/13)	No Opt. Call	A–	608,795
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project, Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured	11/15 at 100.00	A	833,843
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	AA	6,865,820
600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	626,280
1,800	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.750%, 6/15/43	6/20 at 100.00	BB–	1,794,096
3,650	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton County Area Community College, Series 2011, 5.500%, 3/01/31	3/21 at 100.00	A1	3,906,194
600	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	610,272
51,995	Total Education and Civic Organizations			53,691,441
	Health Care – 28.5% (18.4% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba3	1,019,211
1,555	5.125%, 4/01/35	4/15 at 100.00	Ba3	1,266,345
3,360	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc., Series 2012, 5.000%, 5/15/26	5/21 at 100.00	AA–	3,575,107
1,400	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Series 2012A, 4.500%, 11/01/41	5/22 at 100.00	AA	1,256,304
890	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	910,737
2,460	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2011, 7.000%, 11/15/46	11/21 at 100.00	A–	2,804,179
1,595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	AA	1,604,682
1,400	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	1,367,674
500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB	504,355

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Ba2	$1,338,090
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	282,066
3,335	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	7/20 at 100.00	A+	3,371,952
1,190	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4234, 13.640%, 1/01/36 (IF)	1/22 at 100.00	AA–	1,223,106
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster General Hospital Project, Series 2007A, 5.000%, 3/15/26	3/17 at 100.00	AA–	2,003,891
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002:
250	5.800%, 11/15/22	11/13 at 100.00	B+	250,013
2,800	5.900%, 11/15/28	11/13 at 100.00	B+	2,668,568
3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA–	3,313,062
1,620	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43	No Opt. Call	A+	1,316,056
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA–	5,666,448
1,700	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32	No Opt. Call	A	1,490,186
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A:
3,000	5.500%, 7/01/28	7/19 at 100.00	A–	3,093,150
1,000	5.750%, 7/01/39	7/19 at 100.00	A–	1,020,960
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A:
290	4.000%, 1/01/25	1/22 at 100.00	A	288,051
1,240	5.000%, 1/01/41	1/22 at 100.00	A	1,184,088
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A	701,409
1,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31	6/22 at 100.00	A	1,648,912
215	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	227,113
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35	8/18 at 100.00	A3	1,013,120
1,790	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	1,950,205
1,860	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center Health System, Series 2013A, 5.000%, 7/01/43	7/23 at 100.00	Aa3	1,868,370
1,240	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	AA–	1,257,521
1,795	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	1,802,916
1,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.630%, 7/01/19 (IF)	No Opt. Call	AA	1,231,522

Nuveen Investments	61

NQP	Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,800	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BB+	$1,526,580
640	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2010A, 5.000%, 11/15/40	11/20 at 100.00	Aa2	643,002
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.500%, 7/01/29	7/20 at 100.00	BBB+	1,662,277
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	527,105
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	370,019
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,635	6.875%, 8/01/31	8/21 at 100.00	BBB+	1,851,687
1,365	7.000%, 8/01/41	8/21 at 100.00	BBB+	1,538,014
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
125	6.250%, 1/01/31	1/21 at 100.00	BBB+	134,188
1,875	6.500%, 1/01/36	1/21 at 100.00	BBB+	2,020,856
1,280	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32	1/22 at 100.00	BBB+	1,306,765
65,433	Total Health Care			66,099,862
	Housing/Multifamily – 4.5% (2.9% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	Baa3	196,714
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,045,730
400	5.000%, 7/01/32	7/22 at 100.00	BBB+	402,772
140	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44	No Opt. Call	BBB–	127,331
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured	7/17 at 100.00	BBB	4,800,700
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB	3,197,403
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, PresbyHomes Germantown-Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	736,560
10,840	Total Housing/Multifamily			10,507,210
	Housing/Single Family – 3.8% (2.4% of Total Investments)
1,215	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B, 3.950%, 4/01/16	No Opt. Call	AA+	1,281,667
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,364,051
1,125	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,131,334
275	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	284,281
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
1,875	3.300%, 10/01/32	No Opt. Call	AA+	1,550,456
815	3.650%, 10/01/37	No Opt. Call	AA+	673,394
1,105	3.700%, 10/01/42	No Opt. Call	AA+	900,807

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950:
$1,000	12.692%, 4/01/27 (IF)	4/21 at 100.00	AA+	$1,045,130
300	10.796%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	167,988
525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 4296, 14.719%, 4/01/29 (Alternative Minimum Tax) (IF) (4)	10/22 at 100.00	AA+	328,687
9,590	Total Housing/Single Family			8,727,795
	Industrials – 1.6% (1.0% of Total Investments)
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A:
1,275	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,410,992
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,921,420
350	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	A–	349,857
3,625	Total Industrials			3,682,269
	Long-Term Care – 4.2% (2.7% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	BBB+	1,584,390
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	BBB+	1,293,438
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	1,035,890
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,581,543
415	5.000%, 11/01/36	11/16 at 100.00	A	415,286
220	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/33	4/22 at 100.00	BB+	197,987
1,500	Langhorne Manor Boro Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Woods Services Project, Series 2013, 4.000%, 11/15/38	11/18 at 100.00	A–	1,239,495
900	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A–	909,882
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured	1/14 at 100.00	Baa1	1,500,735
9,915	Total Long-Term Care			9,758,646
	Materials – 1.3% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,282,567
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/14 at 100.00	N/R	1,705,935
3,010	Total Materials			2,988,502
	Tax Obligation/General – 38.3% (24.7% of Total Investments)
3,430	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	3,649,554
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
1,260	5.250%, 12/01/32	12/23 at 100.00	A+	1,318,187
1,000	5.250%, 12/01/33	12/23 at 100.00	A+	1,041,280
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 8/01/29	8/19 at 100.00	Aa2	3,345,450

Nuveen Investments	63

NQP	Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
$310	4.000%, 7/01/24	7/20 at 100.00	AA	$328,213
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,499,484
915	4.000%, 7/01/26	7/20 at 100.00	AA	950,804
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17 (UB)	No Opt. Call	A+	6,776,880
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000, 0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	N/R	3,169,394
4,715	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2012, 4.000%, 10/15/32	10/22 at 100.00	Aa3	4,524,325
1,050	Hampton Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2011A, 4.000%, 11/15/18	No Opt. Call	AA–	1,185,807
2,000	Hempfield School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2011A, 4.000%, 10/15/15	No Opt. Call	Aa2	2,138,260
1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 – FGIC Insured	No Opt. Call	Baa1	1,371,649
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)	12/16 at 100.00	AA–	5,072,900
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.075%, 3/01/15 (IF)	No Opt. Call	AA	5,998,812
1,675	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	1,689,774
2,620	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	2,902,619
4,135	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA–	4,202,401
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured	No Opt. Call	AA–	3,272,880
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	A1	2,879,407
2,965	5.000%, 9/01/26	9/22 at 100.00	A1	3,258,476
1,765	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa2	1,493,843
1,130	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,064,822
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2006A, 5.000%, 4/01/22 – FGIC Insured	4/16 at 100.00	Aa3	1,170,569
585	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	563,946
585	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	534,526
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (4)	No Opt. Call	AA–	23,490,180
86,670	Total Tax Obligation/General			88,894,442
	Tax Obligation/Limited – 8.9% (5.7% of Total Investments)
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	464,240
300	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2013B, 4.000%, 6/01/15	No Opt. Call	AA–	317,049
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,685,331
655	5.125%, 1/01/42	1/22 at 100.00	A	655,603

64	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012A:
$2,000	5.000%, 7/01/15	No Opt. Call	Aaa	$2,158,420
4,000	5.000%, 7/01/16	No Opt. Call	Aaa	4,487,560
2,910	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43	12/23 at 100.00	AA	2,990,141
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,217,746
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	509,810
2,405	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.500%, 8/01/44	8/19 at 100.00	A+	2,211,229
1,590	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,282,987
2,255	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	1,686,966
23,565	Total Tax Obligation/Limited			20,667,082
	Transportation – 13.7% (8.8% of Total Investments)
400	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	413,032
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
2,310	5.000%, 1/01/24	No Opt. Call	BBB–	2,427,718
205	5.000%, 1/01/25	No Opt. Call	BBB–	211,683
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)	11/13 at 100.00	Baa1	2,025,436
1,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 5.000%, 12/01/38	12/19 at 100.00	AA	1,225,812
2,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2012A, 5.000%, 12/01/31	12/21 at 100.00	AA	2,623,550
3,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/41	12/21 at 100.00	AA	3,067,920
6,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	5,807,406
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	A+	4,099,280
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	A+	3,142,220
750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	756,225
5,605	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	A+	5,314,325
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	1/14 at 100.00	A	674,584
32,155	Total Transportation			31,789,191
	U.S. Guaranteed – 8.0% (5.2% of Total Investments) (5)
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	N/R (5)	1,435,812

Nuveen Investments	65

NQP	Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$5,525	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A1 (5)	$5,753,735
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	A (5)	1,316,650
1,560	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	AA (5)	1,764,454
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	AA (5)	549,395
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
510	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	579,187
860	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	980,013
465	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	A (5)	561,311
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	Aa2 (5)	1,010,496
2,465	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured	11/15 at 100.00	N/R (5)	2,741,524
1,765	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)	No Opt. Call	Aaa	1,893,757
17,260	Total U.S. Guaranteed			18,586,334
	Utilities – 7.0% (4.5% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	A2	1,253,450
5,475	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	5,327,668
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A	1,437,765
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA–	719,068
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	1/14 at 100.00	AA–	2,006,560
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	5,414,403
16,345	Total Utilities			16,158,914
	Water and Sewer – 12.0% (7.7% of Total Investments)
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	2,266,278
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA–	2,309,782
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA–	1,988,000
4,420	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds, City of Allentown Concession, Series 2013B, 0.000%, 12/01/35	No Opt. Call	A	1,195,389
5,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	5,527,880
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A1	1,669,552

66	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB	$500,730
3,500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	3,571,680
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A:
2,150	5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA–	2,267,514
2,500	5.000%, 7/01/28 – AGM Insured	7/15 at 100.00	AA–	2,614,500
2,620	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	2,656,051
1,135	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A1	1,168,879
30,230	Total Water and Sewer			27,736,235
$361,633	Total Long-Term Investments (cost $357,259,741)			360,389,213
	Floating Rate Obligations – (11.1)%			(25,810,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.5)% (6)			(112,500,000)
	Other Assets Less Liabilities – 4.1%			9,730,591
	Net Assets Applicable to Common Shares – 100%			$231,809,804

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.2%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	67

NPY
Nuveen Pennsylvania Premium Income Municipal Fund 2
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.3% (100.0% of Total Investments)
	MUNICIPAL BONDS – 147.3% (100.0% of Total Investments
	Education and Civic Organizations – 28.0% (19.0% of Total Investments)
$200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	$209,292
445	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2012A, 5.000%, 3/01/24	3/22 at 100.00	AA–	515,274
5,020	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2013, 5.000%, 3/01/28	3/23 at 100.00	AA–	5,568,485
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2013A:
1,000	5.000%, 3/01/33	3/23 at 100.00	A2	1,039,250
2,865	3.500%, 3/01/34	3/23 at 100.00	A2	2,241,347
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	1,078,885
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,727,823
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	845,491
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3:
725	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	704,127
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	238,135
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	N/R	3,028,145
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	2,030,516
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	BBB	1,499,321
855	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB	875,033
325	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	318,591
575	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University, Series 2013A, 6.500%, 9/01/38	9/23 at 100.00	BBB–	579,520
4,200	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	AA	4,370,940
1,195	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32	6/23 at 100.00	BBB	1,189,228
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	1,291,913
2,420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	2,446,015
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2011A, 5.250%, 5/01/41	5/21 at 100.00	A	779,183
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 4.000%, 5/01/32	11/22 at 100.00	BBB+	271,667

68	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	$3,297,090
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40	3/20 at 100.00	A+	1,027,230
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	305,124
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	2,072,980
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
485	4.000%, 11/01/39	11/22 at 100.00	A3	425,621
2,910	5.000%, 11/01/42	11/22 at 100.00	A3	2,943,640
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38 (WI/DD, Settling 11/07/13)	No Opt. Call	A–	534,551
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project, Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured	11/15 at 100.00	A	849,776
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured	5/15 at 100.00	A3	993,620
2,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	2,119,760
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	AA	10,465,380
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	553,214
1,900	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.750%, 6/15/43	6/20 at 100.00	BB–	1,893,768
300	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	305,136
59,890	Total Education and Civic Organizations			60,635,071
	Health Care – 30.5% (20.7% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba3	1,019,211
1,455	5.125%, 4/01/35	4/15 at 100.00	Ba3	1,184,908
	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc., Series 2012:
1,210	5.000%, 5/15/27	5/21 at 100.00	AA–	1,271,178
2,000	5.000%, 5/15/28	5/21 at 100.00	AA–	2,077,540
1,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Series 2012A, 4.500%, 11/01/41	5/22 at 100.00	AA	897,360
2,070	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	2,118,231
1,640	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2011, 7.000%, 11/15/46	11/21 at 100.00	A–	1,869,452
1,325	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	1,294,406
1,000	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB	1,008,710
1,200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Ba2	1,235,160
395	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	397,915

Nuveen Investments	69

NPY	Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	7/20 at 100.00	A+	$1,855,332
1,320	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4234, 13.640%, 1/01/36 (IF)	1/22 at 100.00	AA–	1,356,722
1,885	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster General Hospital Project, Series 2007A, 5.000%, 3/15/26	3/17 at 100.00	AA–	1,998,590
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/13 at 100.00	B+	4,765,300
2,990	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA–	3,020,139
1,490	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43	No Opt. Call	A+	1,210,446
4,505	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA–	4,775,931
1,700	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32	No Opt. Call	A	1,490,186
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A:
3,000	5.500%, 7/01/28	7/19 at 100.00	A–	3,093,150
1,000	5.750%, 7/01/39	7/19 at 100.00	A–	1,020,960
1,340	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41	1/22 at 100.00	A	1,279,579
650	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A	642,135
1,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31	6/22 at 100.00	A	1,494,327
565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	596,832
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A3	1,324,192
1,000	5.500%, 8/15/35	8/18 at 100.00	A3	1,013,120
880	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	958,760
1,715	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center Health System, Series 2013A, 5.000%, 7/01/43	7/23 at 100.00	Aa3	1,722,718
930	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	AA–	943,141
3,575	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	3,590,766
695	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.630%, 7/01/19 (IF)	No Opt. Call	AA	734,685
2,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BB+	1,696,200
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	1/14 at 100.00	N/R	1,959,440
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	476,905
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	330,017
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,495	6.875%, 8/01/31	8/21 at 100.00	BBB+	1,693,132
1,135	7.000%, 8/01/41	8/21 at 100.00	BBB+	1,278,861

70	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,500	Washington County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Washington Hospital Project, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB+	$1,529,280
1,720	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36	1/21 at 100.00	BBB+	1,853,799
1,300	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	BBB+	1,354,444
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30	7/20 at 100.00	A3	581,756
65,735	Total Health Care			66,014,916
	Housing/Multifamily – 3.3% (2.2% of Total Investments)
160	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A, 5.000%, 8/01/45	8/23 at 100.00	Baa3	140,672
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	Baa3	737,678
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44	No Opt. Call	BBB–	118,236
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB	2,104,638
3,400	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB	3,294,294
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, PresbyHomes Germantown-Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	681,318
7,215	Total Housing/Multifamily			7,076,836
	Housing/Single Family – 4.0% (2.8% of Total Investments)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,364,051
910	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	915,123
240	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	248,100
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
2,380	3.300%, 10/01/32	No Opt. Call	AA+	1,968,046
1,040	3.650%, 10/01/37	No Opt. Call	AA+	859,300
1,410	3.700%, 10/01/42	No Opt. Call	AA+	1,149,446
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950:
1,820	12.692%, 4/01/27 (IF)	4/21 at 100.00	AA+	1,902,137
225	10.796%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	125,991
395	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 4296, 14.719%, 4/01/29 (Alternative Minimum Tax) (IF) (4)	10/22 at 100.00	AA+	247,298
9,775	Total Housing/Single Family			8,779,492
	Industrials – 0.8% (0.5% of Total Investments)
1,220	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,350,125
320	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	A–	319,869
1,540	Total Industrials			1,669,994

Nuveen Investments	71

NPY	Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 6.3% (4.3% of Total Investments)
$1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	BBB+	$1,584,390
4,905	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	BBB+	4,770,162
500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	517,945
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A	1,573,874
230	5.000%, 11/01/36	11/16 at 100.00	A	230,159
210	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012, 5.000%, 4/01/33	4/22 at 100.00	BB+	188,987
825	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A–	834,059
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	2/14 at 100.00	BBB–	1,002,210
2,000	5.900%, 12/01/30 – RAAI Insured	12/13 at 100.00	BBB–	2,000,560
930	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/28	12/13 at 100.00	N/R	909,577
13,665	Total Long-Term Care			13,611,923
	Materials – 2.6% (1.8% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,211,313
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/14 at 100.00	N/R	4,386,690
5,690	Total Materials			5,598,003
	Tax Obligation/General – 21.3% (14.5% of Total Investments)
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
1,085	5.250%, 12/01/32	12/23 at 100.00	A+	1,135,105
1,000	5.250%, 12/01/33	12/23 at 100.00	A+	1,041,280
3,965	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37	12/22 at 100.00	A+	3,982,089
3,025	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 8/01/29	8/19 at 100.00	Aa2	3,373,329
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AA–	1,054,428
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AA–	1,608,283
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AA–	1,553,888
260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2007, 5.000%, 9/01/23	9/17 at 100.00	Aaa	296,855
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 5/15/24 – AGM Insured	5/16 at 100.00	Aa2	2,336,081
4,835	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.075%, 3/01/15 (IF)	No Opt. Call	AA	6,005,022
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	1,513,230
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C:
1,000	5.000%, 9/01/14	No Opt. Call	Aa3	1,037,270
1,400	5.000%, 9/01/15	No Opt. Call	Aa3	1,502,648
1,555	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D, 4.000%, 9/01/15	No Opt. Call	Aa3	1,640,820
3,775	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA–	3,836,533

72	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$3,050	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	$3,351,889
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA–	3,021,057
1,600	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa2	1,354,192
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	2,890,400
540	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	520,565
545	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	497,977
2,400	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	2,521,008
50,310	Total Tax Obligation/General			46,073,949
	Tax Obligation/Limited – 9.1% (6.2% of Total Investments)
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	464,240
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA	1,504,680
3,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012A, 5.000%, 7/01/16	No Opt. Call	Aaa	3,365,670
2,910	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43	12/23 at 100.00	A+	2,990,141
1,950	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,020,844
2,550	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured	8/22 at 100.00	AA–	2,794,035
4,225	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa3	3,344,679
2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	467,597
5,670	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/39	No Opt. Call	AA–	1,031,203
435	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	413,998
1,265	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender Option Bond Trust 1171, 17.123%, 8/15/37 (IF) (4)	8/23 at 100.00	A+	1,374,410
26,885	Total Tax Obligation/Limited			19,771,497
	Transportation – 10.8% (7.3% of Total Investments)
1,480	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	1,528,218
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,270	5.000%, 1/01/22	No Opt. Call	BBB–	1,374,216
1,080	5.000%, 1/01/23	No Opt. Call	BBB–	1,151,885
2,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 5.000%, 12/01/38	12/19 at 100.00	AA	2,247,322
5,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	4,839,505
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	A+	2,874,112
1,400	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	1,411,620

Nuveen Investments	73

NPY	Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$3,495	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	A+	$3,313,749
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	A	2,049,320
2,250	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%, 6/01/39 – RAAI Insured	6/17 at 100.00	N/R	1,751,063
940	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	1/14 at 100.00	A	792,636
24,295	Total Transportation			23,333,646
	U.S. Guaranteed – 11.8% (8.0% of Total Investments) (5)
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2004A, 5.000%, 3/01/19 (Pre-refunded 3/01/14) – FGIC Insured	3/14 at 100.00	A (5)	1,265,206
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.250%, 5/01/23 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	N/R (5)	1,656,312
3,500	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A1 (5)	3,644,900
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	A (5)	1,316,650
330	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15 (ETM)	No Opt. Call	Aaa	354,899
3,200	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	AA (5)	3,619,392
1,000	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	AA (5)	1,098,790
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
470	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	533,760
790	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	900,245
3,385	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993, 6.650%, 12/01/19 (ETM)	No Opt. Call	AA+ (5)	3,999,547
1,970	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A (5)	2,413,999
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	Aa2 (5)	1,068,389
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County Community College, Series 2005, 5.000%, 5/01/18 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	Aa3 (5)	1,654,293
545	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)	No Opt. Call	Aaa	584,758
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 (Pre-refunded 9/01/15) – AGM Insured	9/15 at 100.00	AA- (5)	1,520,330
23,260	Total U.S. Guaranteed			25,631,470
	Utilities – 4.6% (3.1% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	A2	1,128,105
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A	2,161,675
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA–	719,068
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	1/14 at 100.00	AA–	1,003,280
5,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	4,980,462
10,025	Total Utilities			9,992,590

74	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 14.2% (9.6% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A:
$1,900	5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	$2,050,442
2,120	5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	2,277,834
545	5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	A1	572,201
2,500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA–	2,618,800
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 4015:
1,665	13.354%, 12/01/19 (IF) (4)	No Opt. Call	AA–	2,043,038
205	13.342%, 12/01/19 (IF) (4)	No Opt. Call	AA–	238,837
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA–	1,988,000
7,295	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds, City of Allentown Concession, Series 2013B, 0.000%, 12/01/34	No Opt. Call	A	2,101,908
5,100	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	5,125,857
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A1	1,669,552
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB	500,730
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A:
2,000	5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA–	2,109,320
1,675	5.000%, 7/01/28 – AGM Insured	7/15 at 100.00	AA–	1,751,715
2,440	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	2,473,575
1,080	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A1	1,112,231
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – AGM Insured	12/14 at 100.00	AA–	2,034,480
34,625	Total Water and Sewer			30,668,520
$332,910	Total Long-Term Investments (cost $315,041,881)			318,857,907
	Floating Rate Obligations – (3.4)%			(7,445,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.5)% (6)			(105,000,000)
	Other Assets Less Liabilities – 4.6%			10,011,697
	Net Assets Applicable to Common Shares – 100%			$216,424,604
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.9%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	75

NXM
Nuveen Pennsylvania Dividend Advantage Municipal Fund
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 146.5% (100.0% of Total Investments
	Consumer Staples – 2.3% (1.6% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,101,290
	Education and Civic Organizations – 24.7% (16.9% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	104,646
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	222,402
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005, 5.500%, 10/15/25	10/15 at 102.00	N/R	702,940
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BBB–	729,799
300	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	269,859
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	325,692
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	159,216
160	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	155,394
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB	204,686
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/27 – NPFG Insured	8/15 at 100.00	A1	1,048,870
75	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	73,521
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University, Series 2013A, 6.500%, 9/01/38	9/23 at 100.00	BBB–	131,022
500	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21	No Opt. Call	AA	587,530
900	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	AA	936,630
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35	11/21 at 100.00	A–	501,635
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	221,184
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	545,805
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2012-KK1, 5.375%, 5/01/42	5/22 at 100.00	BBB	379,044
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	769,321
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	71,196

76	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
$120	4.000%, 11/01/39	11/22 at 100.00	A3	$105,308
215	5.000%, 11/01/42	11/22 at 100.00	A3	217,485
155	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38 (WI/DD, Settling 11/07/13)	No Opt. Call	A–	153,436
1,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	1,059,880
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/15 at 100.00	N/R	288,665
110	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	114,818
400	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.750%, 6/15/43	6/20 at 100.00	BB–	398,688
230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%, 5/01/33	5/16 at 100.00	BBB–	230,867
750	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton County Area Community College, Series 2011, 5.500%, 3/01/31	3/21 at 100.00	A1	802,643
150	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	152,568
11,490	Total Education and Civic Organizations			11,664,750
	Health Care – 27.3% (18.6% of Total Investments)
540	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Ba3	439,760
265	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	N/R	278,918
700	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc., Series 2012, 5.000%, 5/15/27	5/21 at 100.00	AA–	735,392
765	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Series 2012A, 4.500%, 11/01/41	5/22 at 100.00	AA	686,480
445	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	455,369
275	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	268,650
200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Ba2	205,860
80	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	80,590
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	7/20 at 100.00	A+	844,252
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006, 5.900%, 7/01/40	7/16 at 100.00	N/R	218,907
400	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4234, 13.640%, 1/01/36 (IF)	1/22 at 100.00	AA–	411,128
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/13 at 100.00	B+	571,836
650	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA–	656,552
360	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43	No Opt. Call	A+	292,457
1,025	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA–	1,046,320

Nuveen Investments	77

NXM	Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$350	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32	No Opt. Call	A	$306,803
700	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	A–	714,672
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A:
75	4.000%, 1/01/25	1/22 at 100.00	A	74,496
170	5.000%, 1/01/41	1/22 at 100.00	A	162,335
140	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A	138,306
330	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31	6/22 at 100.00	A	340,088
165	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	174,296
310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	AA–	314,380
1,495	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	1,501,593
230	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.630%, 7/01/19 (IF)	No Opt. Call	AA	243,133
400	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BB+	339,240
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	1/14 at 100.00	N/R	24,493
240	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB–	242,242
625	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36	1/21 at 100.00	BBB+	673,619
420	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	BBB+	437,590
13,045	Total Health Care			12,879,757
	Housing/Multifamily – 2.8% (1.9% of Total Investments)
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	Baa3	147,536
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	BBB+	352,426
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44	No Opt. Call	BBB–	45,476
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB	678,237
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, PresbyHomes Germantown-Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	92,070
1,350	Total Housing/Multifamily			1,315,745
	Housing/Single Family – 3.9% (2.7% of Total Investments)
240	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B, 3.950%, 4/01/16	No Opt. Call	AA+	253,169
225	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	226,267

78	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$40	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	$41,350
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
375	3.300%, 10/01/32	No Opt. Call	AA+	310,091
165	3.650%, 10/01/37	No Opt. Call	AA+	136,331
220	3.700%, 10/01/42	No Opt. Call	AA+	179,346
665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 12.692%, 4/01/27 (IF)	4/21 at 100.00	AA+	695,011
1,930	Total Housing/Single Family			1,841,565
	Industrials – 1.6% (1.1% of Total Investments)
350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB–	352,594
290	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	305,312
100	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	A–	99,959
740	Total Industrials			757,865
	Long-Term Care – 14.9% (10.1% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
220	5.750%, 1/01/27	1/17 at 100.00	N/R	217,681
360	5.750%, 1/01/37	1/17 at 100.00	N/R	334,354
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	BBB+	1,056,260
220	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	BBB+	213,952
230	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	238,255
200	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	200,138
50	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012, 5.000%, 4/01/33	4/22 at 100.00	BB+	44,997
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	186,103
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	782,457
190	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A–	192,086
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B:
670	5.250%, 7/01/23 – AMBAC Insured	1/14 at 100.00	Baa1	670,677
2,875	5.250%, 7/01/31 – AMBAC Insured	1/14 at 100.00	Baa1	2,874,770
6,985	Total Long-Term Care			7,011,730
	Materials – 2.0% (1.4% of Total Investments)
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	213,761
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/14 at 100.00	N/R	731,115
960	Total Materials			944,876

Nuveen Investments	79

NXM	Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 23.6% (16.1% of Total Investments)
$500	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	$532,005
1,965	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2012, 4.000%, 10/15/32	10/22 at 100.00	Aa3	1,885,535
500	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011, 5.125%, 12/01/46	12/16 at 100.00	A	503,205
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 – AGM Insured	6/18 at 100.00	AA–	1,007,770
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	378,308
840	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA–	853,692
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/14 – AGM Insured	No Opt. Call	AA–	3,131,400
500	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	549,490
505	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	475,872
2,220	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	956,287
115	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	110,861
115	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	105,078
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	630,252
12,235	Total Tax Obligation/General			11,119,755
	Tax Obligation/Limited – 14.1% (9.6% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/15 at 101.00	N/R	973,740
225	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	208,908
450	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA	451,404
1,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012A, 5.000%, 7/01/16	No Opt. Call	Aaa	1,121,890
680	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43	12/23 at 100.00	AA	698,727
425	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	440,440
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA–	1,176,250
610	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured	8/22 at 100.00	AA–	668,377
275	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	218,292
630	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	102,287
240	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	229,692
320	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender Option Bond Trust 1171, 17.123%, 8/15/37 (IF) (5)	8/23 at 100.00	A+	347,677
6,855	Total Tax Obligation/Limited			6,637,684

80	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 10.0% (6.8% of Total Investments)
$680	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	$702,154
505	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/23	No Opt. Call	BBB–	538,613
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
880	0.000%, 12/01/34	12/20 at 100.00	AA	811,105
250	5.000%, 12/01/38	12/19 at 100.00	AA	255,378
680	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2012A, 5.000%, 12/01/31	12/21 at 100.00	AA	713,606
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	A+	450,421
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	151,245
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	975,280
160	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	1/14 at 100.00	A	134,917
4,725	Total Transportation			4,732,719
	U.S. Guaranteed – 4.3% (2.9% of Total Investments) (4)
800	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A1 (4)	833,120
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	A (4)	263,330
300	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	AA (4)	339,318
255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (4)	289,593
110	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	A (4)	132,783
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	Aa2 (4)	178,942
1,885	Total U.S. Guaranteed			2,037,086
	Utilities – 6.0% (4.1% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	A2	501,380
1,125	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	1,094,726
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA–	143,814
1,105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	1,089,784
2,870	Total Utilities			2,829,704
	Water and Sewer – 9.0% (6.2% of Total Investments)
500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA–	523,760
375	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 4015, 13.342%, 12/01/19 (IF) (5)	No Opt. Call	AA–	436,898

Nuveen Investments	81

NXM	Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA–	$596,400
900	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	904,563
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A1	417,386
100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB	100,140
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	510,240
750	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	760,320
4,125	Total Water and Sewer			4,249,707
$70,195	Total Long-Term Investments (cost $68,679,854)			69,124,233
	Floating Rate Obligations – (0.3)%			(130,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.2)% (6)			(23,190,000)
	Other Assets Less Liabilities – 3.0%			1,371,629
	Net Assets Applicable to Common Shares – 100%			$47,175,862

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.5%
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

82	Nuveen Investments

NVY
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.4% (100.0% of Total Investments
	Education and Civic Organizations – 26.3% (17.4% of Total Investments)
$1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	$1,046,460
155	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2012A, 5.000%, 3/01/24	3/22 at 100.00	AA–	179,478
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005, 5.500%, 10/15/25	10/15 at 102.00	N/R	803,360
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BBB–	729,799
450	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	404,789
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	375,374
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	181,177
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	174,818
1,265	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	1,294,006
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB	204,686
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	78,422
140	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University, Series 2013A, 6.500%, 9/01/38	9/23 at 100.00	BBB–	141,100
1,050	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	AA	1,092,735
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	286,533
610	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	616,558
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2012-KK1, 5.375%, 5/01/42	5/22 at 100.00	BBB	568,566
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	879,224
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2012, 5.000%, 4/01/42	4/22 at 100.00	Aa3	2,055,240
90	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	91,537
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
140	4.000%, 11/01/39	11/22 at 100.00	A3	122,860
265	5.000%, 11/01/42	11/22 at 100.00	A3	268,063
230	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38 (WI/DD, Settling 11/07/13)	No Opt. Call	A–	227,679

Nuveen Investments	83

NVY	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/15 at 100.00	N/R	$325,515
120	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	125,256
400	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.750%, 6/15/43	6/20 at 100.00	BB–	398,688
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%, 5/01/33	5/16 at 100.00	BBB–	271,018
600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton County Area Community College, Series 2011, 5.500%, 3/01/31	3/21 at 100.00	A1	642,114
50	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	50,856
13,535	Total Education and Civic Organizations			13,635,911
	Health Care – 27.5% (18.2% of Total Investments)
610	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Ba3	496,766
300	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	N/R	315,756
650	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc., Series 2012, 5.000%, 5/15/26	5/21 at 100.00	AA–	691,613
835	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Series 2012A, 4.500%, 11/01/41	5/22 at 100.00	AA	749,296
595	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011, 5.375%, 12/01/41	12/21 at 100.00	AA–	608,864
600	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	586,146
300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Ba2	308,790
95	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	95,701
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	7/20 at 100.00	A+	844,252
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006, 5.900%, 7/01/40	7/16 at 100.00	N/R	256,978
475	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4234, 13.640%, 1/01/36 (IF)	1/22 at 100.00	AA–	488,215
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/13 at 100.00	B+	571,836
740	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA–	747,459
290	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43	No Opt. Call	A+	235,590
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA–	1,179,024
850	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32	No Opt. Call	A	745,093
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A	158,064
250	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41	1/22 at 100.00	A	238,728

84	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$350	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31	6/22 at 100.00	A	$360,700
175	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	184,860
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41	4/22 at 100.00	AA	935,092
425	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center Health System, Series 2013A, 5.000%, 7/01/43	7/23 at 100.00	Aa3	426,913
620	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	AA–	628,761
300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	301,323
350	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.630%, 7/01/19 (IF)	No Opt. Call	AA	369,985
450	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BB+	381,645
260	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB–	262,428
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
200	6.250%, 1/01/31	1/21 at 100.00	BBB+	214,700
335	6.500%, 1/01/36	1/21 at 100.00	BBB+	361,060
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
220	5.625%, 1/01/32	1/22 at 100.00	BBB+	224,600
250	5.750%, 1/01/41	1/22 at 100.00	BBB+	260,470
14,470	Total Health Care			14,230,708
	Housing/Multifamily – 2.2% (1.4% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	Baa3	196,714
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44	No Opt. Call	BBB–	45,476
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB	775,128
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, PresbyHomes Germantown-Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	110,484
1,170	Total Housing/Multifamily			1,127,802
	Housing/Single Family – 6.1% (4.0% of Total Investments)
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,107,348
245	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	246,379
40	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112, 5.000%, 10/01/25	10/20 at 100.00	AA+	41,350
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
565	3.300%, 10/01/32	No Opt. Call	AA+	467,204
245	3.650%, 10/01/37	No Opt. Call	AA+	202,431
335	3.700%, 10/01/42	No Opt. Call	AA+	273,095

Nuveen Investments	85

NVY	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950:
$665	12.692%, 4/01/27 (IF)	4/21 at 100.00	AA+	$695,011
75	10.796%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	41,997
130	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 4296, 14.719%, 4/01/29 (Alternative Minimum Tax) (IF) (4)	10/22 at 100.00	AA+	81,389
3,400	Total Housing/Single Family			3,156,204
	Industrials – 1.5% (1.0% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB–	402,964
255	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	268,464
105	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	A–	104,957
760	Total Industrials			776,385
	Long-Term Care – 8.6% (5.7% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	247,365
400	5.750%, 1/01/37	1/17 at 100.00	N/R	371,504
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	BBB+	1,056,260
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	BBB+	291,753
300	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	310,767
205	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	205,141
50	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/33	4/22 at 100.00	BB+	44,997
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	186,103
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	782,457
200	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A–	202,196
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured	1/14 at 100.00	Baa1	750,758
4,425	Total Long-Term Care			4,449,301
	Materials – 2.0% (1.3% of Total Investments)
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	285,015
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	5/14 at 100.00	N/R	731,115
1,030	Total Materials			1,016,130
	Tax Obligation/General – 28.0% (18.5% of Total Investments)
435	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72, 5.250%, 12/01/32	12/23 at 100.00	A+	455,088
1,135	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37	12/22 at 100.00	A+	1,139,892

86	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17 (UB)	No Opt. Call	A+	$4,517,920
1,375	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011, 5.125%, 12/01/46	12/16 at 100.00	A	1,383,814
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 – AGM Insured	6/18 at 100.00	AA–	1,007,770
1,000	Pennsylvania State, General Obligation Bonds, Second Series 2010A, 5.000%, 5/01/14	No Opt. Call	AA	1,024,410
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	378,308
725	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	803,206
950	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA–	965,485
275	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	302,220
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA–	251,755
340	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa2	287,766
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	1,081,208
125	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	120,501
125	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	114,215
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	630,252
15,195	Total Tax Obligation/General			14,463,810
	Tax Obligation/Limited – 23.4% (15.4% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/15 at 101.00	N/R	973,740
250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	232,120
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA–	1,575,180
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – NPFG Insured	3/14 at 100.00	Baa1	3,857,720
1,100	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012A, 5.000%, 7/01/16	No Opt. Call	Aaa	1,234,079
500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43	12/23 at 100.00	AA	513,770
610	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	632,161
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA–	1,411,500
660	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured	8/22 at 100.00	AA–	723,162
290	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	230,199
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	115,276
240	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	229,692

Nuveen Investments	87

NVY	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$345	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender Option Bond Trust 1171, 17.123%, 8/15/37 (IF) (4)	8/23 at 100.00	A+	$374,839
12,405	Total Tax Obligation/Limited			12,103,438
	Transportation – 12.0% (7.9% of Total Investments)
720	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	743,458
840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/23	No Opt. Call	BBB–	895,910
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
875	0.000%, 12/01/34	12/20 at 100.00	AA	806,496
250	5.000%, 12/01/38	12/19 at 100.00	AA	255,378
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/41	12/21 at 100.00	AA	1,022,640
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	A+	718,528
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	151,245
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	975,280
500	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	A+	474,070
180	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	1/14 at 100.00	A	151,781
6,185	Total Transportation			6,194,786
	U.S. Guaranteed – 1.2% (0.8% of Total Investments) (5)
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	357,733
40	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	A (5)	48,285
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	Aa2 (5)	236,835
580	Total U.S. Guaranteed			642,853
	Utilities – 4.3% (2.9% of Total Investments)
900	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	875,781
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA–	148,950
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	1,222,925
2,285	Total Utilities			2,247,656
	Water and Sewer – 8.3% (5.5% of Total Investments)
245	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 4015, 13.342%, 12/01/19 (IF) (4)	No Opt. Call	AA–	285,440
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA–	596,400
1,000	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	1,005,070

88	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A1	$417,382
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	510,240
400	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/28 –AGM Insured	7/15 at 100.00	AA–	418,320
750	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	760,320
285	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A1	293,507
4,180	Total Water and Sewer			4,286,679
$79,620	Total Long-Term Investments (cost $78,587,479)			78,331,663
	Floating Rate Obligations – (7.3)%			(3,795,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.4)% (6)			(24,550,000)
	Other Assets Less Liabilities – 3.3%			1,757,465
	Net Assets Applicable to Common Shares – 100%			$51,744,128

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	89

NPN
Nuveen Pennsylvania Municipal Value Fund
Portfolio of Investments
October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 97.1% (100.0% of Total Investments
	Consumer Staples – 3.6% (3.7% of Total Investments)
$650	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	$676,774
	Education and Civic Organizations – 14.7% (15.2% of Total Investments)
400	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2013, 5.000%, 3/01/21	No Opt. Call	AA–	476,580
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/30	10/18 at 100.00	BBB	698,571
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg College Project, Series 2009, 5.250%, 2/01/39	2/19 at 100.00	A+	513,560
500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 5.000%, 4/01/36 – RAAI Insured	4/16 at 100.00	BBB	482,980
35	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University, Series 2013A, 6.500%, 9/01/38	9/23 at 100.00	BBB–	35,275
120	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32	6/23 at 100.00	BBB	119,420
20	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	20,342
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
35	4.000%, 11/01/39	11/22 at 100.00	A3	30,715
60	5.000%, 11/01/42	11/22 at 100.00	A3	60,694
75	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38 (WI/DD, Settling 11/07/13)	No Opt. Call	A–	74,243
50	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	52,190
100	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.750%, 6/15/43	6/20 at 100.00	BB–	99,672
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	101,712
2,670	Total Education and Civic Organizations			2,765,954
	Health Care – 23.3% (24.0% of Total Investments)
650	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34	8/19 at 100.00	Aa3	698,822
35	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	34,192
600	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2009A, 5.250%, 6/01/39	6/19 at 100.00	AA	616,014
100	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	103,652
100	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	A–	102,096
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	544,750
100	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BB+	84,810

90	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,200	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	$1,200,056
720	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009D, 6.250%, 11/15/34	5/19 at 100.00	Aa2	784,462
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.250%, 1/01/31	1/21 at 100.00	BBB+	107,350
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	BBB+	104,188
4,205	Total Health Care			4,380,392
	Housing/Multifamily – 4.7% (4.8% of Total Investments)
15	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A, 5.000%, 8/01/45	8/23 at 100.00	Baa3	13,188
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	Baa3	49,179
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Eva P. Mithcell Residence Project, Series 2009, 5.100%, 10/20/44	10/19 at 100.00	Aa1	815,224
865	Total Housing/Multifamily			877,591
	Housing/Single Family – 0.8% (0.8% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
55	3.300%, 10/01/32	No Opt. Call	AA+	45,480
25	3.650%, 10/01/37	No Opt. Call	AA+	20,656
40	3.700%, 10/01/42	No Opt. Call	AA+	32,608
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 3950, 10.796%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	13,999
50	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 4296, 14.719%, 4/01/29 (Alternative Minimum Tax) (IF) (4)	10/22 at 100.00	AA+	31,304
195	Total Housing/Single Family			144,047
	Long-Term Care – 4.3% (4.4% of Total Investments)
750	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Communities Revenue Bonds, ACTS Retirement – Life Communities, Inc. Obligated Group, Series 2009A-1. $16,990,000 Gainesville and Hall County Development Authority (Georgia), 6.250%, 11/15/29	11/19 at 100.00	A–	797,730
	Tax Obligation/General – 9.0% (9.3% of Total Investments)
220	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72, 5.250%, 12/01/32	12/23 at 100.00	A+	230,160
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.100%, 8/01/33	8/19 at 100.00	Aa2	769,237
150	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011A, 3.000%, 10/01/14 – AGM Insured	No Opt. Call	A1	153,414
390	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	428,602
70	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa2	59,246
25	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	24,100
25	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	22,843
1,580	Total Tax Obligation/General			1,687,602
	Tax Obligation/Limited – 16.3% (16.8% of Total Investments)
25	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa2	23,212
240	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	242,203
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	576,076
1,075	Harrisburg Parking Authority, Dauphin County, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007R, 4.250%, 5/15/21 – SYNCORA GTY Insured	11/16 at 100.00	N/R	1,044,373

Nuveen Investments	91

NPN	Nuveen Pennsylvania Municipal Fund (continued)
Portfolio of Investments October 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$750	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34	4/19 at 100.00	A2	$817,230
350	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 3.000%, 6/01/15	No Opt. Call	A+	363,241
2,990	Total Tax Obligation/Limited			3,066,335
	Transportation – 5.0% (5.1% of Total Investments)
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	247,819
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
580	0.000%, 12/01/34	12/20 at 100.00	AA	534,592
100	5.000%, 12/01/38	12/19 at 100.00	AA	102,151
50	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37	12/19 at 100.00	A–	50,415
970	Total Transportation			934,977
	U.S. Guaranteed – 2.2% (2.3% of Total Investments) (5)
5	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital-Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)	No Opt. Call	AA+ (5)	5,399
200	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A1 (5)	208,280
200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)	2/14 at 100.00	A+ (5)	203,836
405	Total U.S. Guaranteed			417,515
	Water and Sewer – 13.2% (13.6% of Total Investments)
175	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 4015, 13.342%, 12/01/19 (IF) (4)	No Opt. Call	AA–	203,886
750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured (Alternative Minimum Tax)	2/17 at 100.00	AA–	754,410
200	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	201,014
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A1	792,608
500	5.250%, 1/01/36	1/19 at 100.00	A1	525,075
2,375	Total Water and Sewer			2,476,993
$17,655	Total Long-Term Investments (cost $16,966,837)			18,225,910
	Other Assets Less Liabilities – 2.9%			539,435
	Net Assets Applicable to Common Shares – 100%			$18,765,345

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

92	Nuveen Investments

Statement of
Assets & Liabilities
October 31, 2013 (Unaudited)

	New Jersey Investment Quality (NQJ	)	New Jersey Premium Income (NNJ	)	New Jersey Dividend Advantage (NXJ	)	New Jersey Dividend Advantage 2 (NUJ )	New Jersey Municipal Value (NJV	)
Assets
Investments, at value (cost $425,908,070, $257,250,911, $134,868,392, $97,057,657 and $22,894,381, respectively)	$430,430,802		$261,680,615		$137,971,011		$96,930,095	$24,823,974
Cash	2,196,789		1,298,712		696,657		481,276	850,583
Receivable for:
Interest	6,948,512		4,167,701		2,044,045		1,589,159	367,280
Investments sold	—		15,000		—		—	174,565
Deferred offering costs	907,882		641,048		203,800		280,375	—
Other assets	175,612		111,268		45,637		5,590	3,387
Total assets	440,659,597		267,914,344		140,961,150		99,286,495	26,219,789
Liabilities
Floating rate obligations	—		—		—		—	1,500,000
Payable for:
Common share dividends	1,207,472		751,169		344,943		248,879	77,478
Interest	—		—		—		58,407	—
Investments purchased	—		—		—		—	5,693
Offering costs	117,034		115,196		191,772		—	—
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		—		35,050,000	—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	144,300,000		88,600,000		45,000,000		—	—
Accrued expenses:
Management fees	230,962		141,941		75,922		53,181	12,798
Directors/Trustees fees	59,558		35,819		1,150		794	198
Other	92,811		65,692		45,053		51,036	17,810
Total liabilities	146,007,837		89,709,817		45,658,840		35,462,297	1,613,977
Net assets applicable to common shares	$294,651,760		$178,204,527		$95,302,310		$63,824,198	$24,605,812
Common shares outstanding	20,490,335		12,083,027		6,568,188		4,525,814	1,565,036
Net asset value per common share outstanding (net assets applicable to common shares, divided by common shares outstanding)	$14.38		$14.75		$14.51		$14.10	$15.72
Net assets applicable to common shares consist of:
Common shares, $.01 par value per share	$204,903		$120,830		$65,682		$45,258	$15,650
Paid-in surplus	288,971,982		172,316,784		92,670,894		63,788,599	22,357,405
Undistributed (Over-distribution of) net investment income	3,226,646		2,283,999		348,130		365,813	89,959
Accumulated net realized gain (loss)	(2,274,503)		(946,790)		(885,015)		(247,910)	213,205
Net unrealized appreciation (depreciation)	4,522,732		4,429,704		3,102,619		(127,562)	1,929,593
Net assets applicable to common shares	$294,651,760		$178,204,527		$95,302,310		$63,824,198	$24,605,812
Authorized shares:
Common	200,000,000		200,000,000		Unlimited		Unlimited	Unlimited
Preferred	1,000,000		1,000,000		Unlimited		Unlimited	N/A

N/A – Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.

Nuveen Investments	93

Statement of Assets & Liabilities (Unaudited) (continued)

	Pennsylvania Investment Quality (NQP	)	Pennsylvania Premium Income 2 (NPY	)	Pennsylvania Dividend Advantage (NXM	)	Pennsylvania Dividend Advantage 2 (NVY )	Pennsylvania Municipal Value (NPN	)
Assets
Investments, at value (cost $357,259,741, $315,041,881, $68,679,854, $78,587,479 and $16,966,837, respectively)	$360,389,213		$318,857,907		$69,124,233		$78,331,663	$18,225,910
Cash	2,099,850		2,578,936		742,258		257,383	296,936
Receivable for:
Interest	5,593,421		5,117,245		1,077,769		1,230,885	266,359
Investments sold	5,345,000		5,699,312		120,000		985,000	183,073
Deferred offering costs	624,914		574,109		177,749		202,435	—
Other assets	140,643		131,517		5,704		5,688	3,419
Total assets	374,193,041		332,959,026		71,247,713		81,013,054	18,975,697
Liabilities
Floating rate obligations	25,810,000		7,445,000		130,000		3,795,000	—
Payable for:
Common share dividends	980,543		992,646		187,078		224,968	60,206
Interest	—		—		40,582		43,978	—
Investments purchased	2,514,044		2,536,971		452,494		576,224	123,730
Offering costs	268,212		265,999		—		—	—
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		23,190,000		24,550,000	—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	112,500,000		105,000,000		—		—	—
Accrued expenses:
Management fees	180,098		171,154		37,908		43,019	9,262
Directors/Trustees fees	47,848		44,186		567		615	151
Other	82,492		78,466		33,222		35,122	17,003
Total liabilities	142,383,237		116,534,422		24,071,851		29,268,926	210,352
Net assets applicable to common shares	$231,809,804		$216,424,604		$47,175,862		$51,744,128	$18,765,345
Common shares outstanding	16,100,204		15,595,551		3,315,284		3,721,227	1,219,352
Net asset value per common share outstanding (net assets applicable to common shares, divided by common shares outstanding)	$14.40		$13.88		$14.23		$13.91	$15.39
Net assets applicable to common shares consist of:
Common shares, $.01 par value per share	$161,002		$155,956		$33,153		$37,212	$12,194
Paid-in surplus	227,817,207		213,269,585		46,797,886		52,434,754	17,431,695
Undistributed (Over-distribution of) net investment income	1,301,081		2,307,641		151,092		35,553	99,458
Accumulated net realized gain (loss)	(598,958)		(3,124,604)		(250,648)		(507,575)	(37,075)
Net unrealized appreciation (depreciation)	3,129,472		3,816,026		444,379		(255,816)	1,259,073
Net assets applicable to common shares	$231,809,804		$216,424,604		$47,175,862		$51,744,128	$18,765,345
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited	Unlimited
Preferred	Unlimited		Unlimited		Unlimited		Unlimited	N/A

N/A – Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.

94	Nuveen Investments

Statement of
Operations
Six Months Ended October 31, 2013 (Unaudited)

	New Jersey Investment Quality (NQJ )	New Jersey Premium Income (NNJ )	New Jersey Dividend Advantage (NXJ )	New Jersey Dividend Advantage 2 (NUJ )	New Jersey Municipal Value (NJV )
Investment Income	$10,577,923	$6,549,985	$3,308,494	$2,346,843	$614,610
Expenses
Management fees	1,381,262	849,492	454,142	318,017	76,857
Shareholder servicing agent fees and expenses	13,749	8,627	8,811	8,845	116
Interest expense and amortization of offering costs	133,111	82,704	591,100	429,727	5,305
Liquidity fees	676,060	415,100	73,332	—	—
Remarketing fees	73,753	45,284	8,000	—	—
Custodian fees and expenses	37,202	25,426	16,907	13,414	5,781
Directors/Trustees fees and expenses	6,490	3,952	2,050	1,428	354
Professional fees	65,226	59,046	4,246	14,220	10,519
Shareholder reporting expenses	9,616	8,942	11,251	19,873	6,410
Stock exchange listing fees	4,339	4,372	8,032	7,886	112
Other expenses	16,953	17,214	3,045	12,778	1,119
Total expenses	2,417,761	1,520,159	1,180,916	826,188	106,573
Net investment income (loss)	8,160,162	5,029,826	2,127,578	1,520,655	508,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(943,756)	(390,671)	(159,482)	22,770	(102,233)
Change in net unrealized appreciation (depreciation) of investments	(28,927,259)	(18,276,434)	(10,358,526)	(7,248,703)	(1,885,463)
Net realized and unrealized gain (loss)	(29,871,015)	(18,667,105)	(10,518,008)	(7,225,933)	(1,987,696)
Net increase (decrease) in net assets applicable to common shares from operations	$(21,710,853)	$(13,637,279)	$(8,390,430)	$(5,705,278)	$(1,479,659)

See accompanying notes to financial statements.

Nuveen Investments	95

Statement of Operations (Unaudited) (continued)

	Pennsylvania Investment Quality (NQP )	Pennsylvania Premium Income 2 (NPY )	Pennsylvania Dividend Advantage (NXM )	Pennsylvania Dividend Advantage 2 (NVY )	Pennsylvania Municipal Value (NPN )
Investment Income	$8,148,411	$8,033,656	$1,724,512	$1,913,385	$488,219
Expenses
Management fees	1,087,906	1,032,003	228,519	259,215	55,852
Shareholder servicing agent fees and expenses	14,373	12,151	8,820	8,736	87
Interest expense and amortization of offering costs	162,963	130,457	301,877	339,597	—
Liquidity fees	527,074	491,935	—	—	—
Remarketing fees	57,500	53,667	—	—	—
Custodian fees and expenses	32,473	30,670	11,346	12,198	4,427
Directors/Trustees fees and expenses	5,548	5,169	1,023	1,110	270
Professional fees	26,908	26,281	13,442	13,607	10,179
Shareholder reporting expenses	13,563	12,135	8,146	8,623	6,156
Stock exchange listing fees	4,328	4,328	7,800	7,827	86
Other expenses	14,663	13,862	3,515	3,581	665
Total expenses	1,947,299	1,812,658	584,488	654,494	77,722
Net investment income (loss)	6,201,112	6,220,998	1,140,024	1,258,891	410,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(297,717)	(479,966)	(217,859)	(236,691)	(82,132)
Change in net unrealized appreciation (depreciation)of investments	(28,411,164)	(24,205,835)	(5,102,047)	(5,719,651)	(1,264,617)
Net realized and unrealized gain (loss)	(28,708,881)	(24,685,801)	(5,319,906)	(5,956,342)	(1,346,749)
Net increase (decrease) in net assets applicable to common shares from operations	$(22,507,769)	$(18,464,803)	$(4,179,882)	$(4,697,451)	$(936,252)

See accompanying notes to financial statements.

96	Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	New Jersey Investment Quality (NQJ)		New Jersey Premium Income (NNJ)
	Six Months Ended 10/31/13	Year Ended 4/30/13	Six Months Ended 10/31/13	Year Ended 4/30/13
Operations
Net investment income (loss)	$8,160,162	$15,951,615	$5,029,826	$9,705,494
Net realized gain (loss) from investments	(943,756)	1,028,392	(390,671)	584,789
Change in net unrealized appreciation (depreciation) of investments	(28,927,259)	10,937,098	(18,276,434)	5,446,434
Net increase (decrease) in net assets applicable to common shares from operations	(21,710,853)	27,917,105	(13,637,279)	15,736,717
Distributions to Common Shareholders
From net investment income	(8,237,116)	(16,974,690)	(5,147,370)	(10,407,066)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(8,237,116)	(16,974,690)	(5,147,370)	(10,407,066)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	575,768	—	659,462
Repurchased and retired	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	575,768	—	659,462
Net increase (decrease) in net assets applicable to common shares	(29,947,969)	11,518,183	(18,784,649)	5,989,113
Net assets applicable to common shares at the beginning of period	324,599,729	313,081,546	196,989,176	191,000,063
Net assets applicable to common shares at the end of period	$294,651,760	$324,599,729	$178,204,527	$196,989,176
Undistributed (Over-distribution of) net investment income at the end of period	$3,226,646	$3,303,600	$2,283,999	$2,401,543

See accompanying notes to financial statements.

Nuveen Investments	97

Statement of Changes in Net Assets (Unaudited) (continued)

	New Jersey Dividend Advantage (NXJ)		New Jersey Dividend Advantage 2 (NUJ)		New Jersey Municipal Value (NJV)
	Six Months Ended 10/31/13	Year Ended 4/30/13	Six Months Ended 10/31/13	Year Ended 4/30/13	Six Months Ended 10/31/13	Year Ended 4/30/13
Operations
Net investment income (loss)	$2,127,578	$4,113,689	$1,520,655	$3,065,004	$508,037	$1,045,864
Net realized gain (loss) from investments	(159,482)	232,718	22,770	377,218	(102,233)	374,231
Change in net unrealized appreciation (depreciation) of investments	(10,358,526)	5,860,118	(7,248,703)	2,200,083	(1,885,463)	583,344
Net increase (decrease) in net assets applicable to common shares from operations	(8,390,430)	10,206,525	(5,705,278)	5,642,305	(1,479,659)	2,003,439
Distributions to Common Shareholders
From net investment income	(2,168,190)	(4,904,711)	(1,534,590)	(3,523,283)	(488,291)	(1,047,328)
From accumulated net realized gains	—	—	—	—	—	(395,298)
Decrease in net assets applicable to common shares from distributions to common shareholders	(2,168,190)	(4,904,711)	(1,534,590)	(3,523,283)	(488,291)	(1,442,626)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	12,510	—	48,492	—	56,345
Repurchased and retired	(31,324)	—	(14,748)	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	(31,324)	12,510	(14,748)	48,492	—	56,345
Net increase (decrease) in net assets applicable to common shares	(10,589,944)	5,314,324	(7,254,616)	2,167,514	(1,967,950)	617,158
Net assets applicable to common shares at the beginning of period	105,892,254	100,577,930	71,078,814	68,911,300	26,573,762	25,956,604
Net assets applicable to common shares at the end of period	$95,302,310	$105,892,254	$63,824,198	$71,078,814	$24,605,812	$26,573,762
Undistributed (Over-distribution of) net investment income at the end of period	$348,130	$388,742	$365,813	$379,748	$89,959	$70,213

See accompanying notes to financial statements.

98	Nuveen Investments

	Pennsylvania Investment Quality (NQP)		Pennsylvania Premium Income 2 (NPY)
	Six Months Ended 10/31/13	Year Ended 4/30/13	Six Months Ended 10/31/13	Year Ended 4/30/13
Operations
Net investment income (loss)	$6,201,112	$12,949,583	$6,220,998	$12,053,669
Net realized gain (loss) from investments	(297,717)	666,639	(479,966)	1,443,096
Change in net unrealized appreciation (depreciation) of investments	(28,411,164)	7,906,461	(24,205,835)	5,004,340
Net increase (decrease) in net assets applicable to common shares from operations	(22,507,769)	21,522,683	(18,464,803)	18,501,105
Distributions to Common Shareholders
From net investment income	(6,765,628)	(14,620,276)	(6,550,131)	(13,100,263)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(6,765,628)	(14,620,276)	(6,550,131)	(13,100,263)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	355,820	—	—
Repurchased and retired	(112,017)	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	(112,017)	355,820	—	—
Net increase (decrease) in net assets applicable to common shares	(29,385,414)	7,258,227	(25,014,934)	5,400,842
Net assets applicable to common shares at the beginning of period	261,195,218	253,936,991	241,439,538	236,038,696
Net assets applicable to common shares at the end of period	$231,809,804	$261,195,218	$216,424,604	$241,439,538
Undistributed (Over-distribution of) net investment income at the end of period	$1,301,081	$1,865,597	$2,307,641	$2,636,774

See accompanying notes to financial statements.

Nuveen Investments	99

Statement of Changes in Net Assets (Unaudited) (continued)

	Pennsylvania Dividend Advantage (NXM)		Pennsylvania Dividend Advantage 2 (NVY)		Pennsylvania Municipal Value (NPN)
	Six Months Ended 10/31/13	Year Ended 4/30/13	Six Months Ended 10/31/13	Year Ended 4/30/13	Six Months Ended 10/31/13	Year Ended 4/30/13
Operations
Net investment income (loss)	$1,140,024	$2,248,575	$1,258,891	$2,641,181	$410,497	$830,900
Net realized gain (loss) from investments	(217,859)	263,532	(236,691)	244,365	(82,132)	67,438
Change in net unrealized appreciation (depreciation) of investments	(5,102,047)	1,540,508	(5,719,651)	1,732,860	(1,264,617)	385,887
Net increase (decrease) in net assets applicable to common shares from operations	(4,179,882)	4,052,615	(4,697,451)	4,618,406	(936,252)	1,284,225
Distributions to Common Shareholders
From net investment income	(1,185,681)	(2,589,487)	(1,386,130)	(3,187,858)	(387,754)	(775,508)
From accumulated net realized gains	—	(129,890)	—	(125,213)	—	(367,635)
Decrease in net assets applicable to common shares from distributions to common shareholders	(1,185,681)	(2,719,377)	(1,386,130)	(3,313,071)	(387,754)	(1,143,143)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	7,060	—	—
Repurchased and retired	(81,684)	—	(63,283)	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	(81,684)	—	(63,283)	7,060	—	—
Net increase (decrease) in net assets applicable to common shares	(5,447,247)	1,333,238	(6,146,864)	1,312,395	(1,324,006)	141,082
Net assets applicable to common shares at the beginning of period	52,623,109	51,289,871	57,890,992	56,578,597	20,089,351	19,948,269
Net assets applicable to common shares at the end of period	$47,175,862	$52,623,109	$51,744,128	$57,890,992	$18,765,345	$20,089,351
Undistributed (Over-distribution of) net investment income at the end of period	$151,092	$196,749	$35,553	$162,792	$99,458	$76,715

See accompanying notes to financial statements.

100	Nuveen Investments

Statement of
Cash Flows
Six Months Ended October 31, 2013 (Unaudited)

	New Jersey Investment Quality (NQJ )	New Jersey Premium Income (NNJ )	New Jersey Dividend Advantage (NXJ )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(21,710,853)	$(13,637,279)	$(8,390,430)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(31,830,957)	(13,322,071)	(3,786,834)
Proceeds from sales and maturities of investments	30,406,263	12,478,681	4,429,264
Proceeds from (Purchases of) short-term investments, net	—	—	—
Amortization (Accretion) of premiums and discounts, net	295,096	109,456	(135,138)
(Increase) Decrease in:
Receivable for interest	(189,196)	(269,137)	(34,457)
Receivable for investments sold	4,079,544	1,742,063	294,764
Other assets	2,308	534	(34,650)
Increase (Decrease) in:
Payable for interest	—	—	(85,980)
Payable for investments purchased	(751,166)	(455,252)	(273,151)
Accrued management fees	(3,050)	(2,054)	(1,438)
Accrued Directors/Trustees fees	1,649	1,008	96
Accrued other expenses	(45,060)	(26,746)	(31,950)
Net realized (gain) loss from investments	943,756	390,671	159,482
Change in net unrealized (appreciation) depreciation of investments	28,927,259	18,276,434	10,358,526
Taxes paid on undistributed capital gains	—	(2)	(191)
Net cash provided by (used in) operating activities	10,125,593	5,286,306	2,467,913
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(147,192)	(116,162)	80,735
Increase (Decrease) in:
Floating rate obligations	—	—	—
Payable for offering costs	(142,966)	(144,804)	116,848
MTP Shares, at liquidation value	—	—	(44,861,000)
VRDP Shares, at liquidation value	—	—	45,000,000
Cash distributions paid to common shareholders	(8,236,147)	(5,141,464)	(2,168,109)
Cost of common shares repurchased and retired	—	—	(31,324)
Net cash provided by (used in) financing activities	(8,526,305)	(5,402,430)	(1,862,850)
Net Increase (Decrease) in Cash	1,599,288	(116,124)	605,063
Cash at the beginning of period	597,501	1,414,836	91,594
Cash at the end of period	$2,196,789	$1,298,712	$696,657
Supplemental Disclosure of Cash Flow Information

	New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend
	Quality		Income		Advantage
	(NQJ	)	(NNJ	)	(NXJ	)
Cash paid for interest (excluding amortization of offering costs)	$120,303		$73,866		$466,269

See accompanying notes to financial statements.

Nuveen Investments	101

Statement of Cash Flows (Unaudited) (continued)

	New Jersey Dividend Advantage 2 (NUJ )	Pennsylvania Investment Quality (NQP )	Pennsylvania Premium Income 2 (NPY )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(5,705,278)	$(22,507,769)	$(18,464,803)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(8,611,856)	(25,905,766)	(23,243,887)
Proceeds from sales and maturities of investments	7,508,992	23,161,368	27,525,001
Proceeds from (Purchases of) short-term investments, net	—	6,635,000	—
Amortization (Accretion) of premiums and discounts, net	69,070	459,059	214,106
(Increase) Decrease in:
Receivable for interest	(56,561)	272,546	154,786
Receivable for investments sold	1,172,102	(5,090,000)	(4,139,312)
Other assets	5,156	1,310	1,060
Increase (Decrease) in:
Payable for interest	(7)	—	—
Payable for investments purchased	(170,720)	221,624	1,661,830
Accrued management fees	(1,059)	(7,148)	(3,818)
Accrued Directors/Trustees fees	52	1,258	1,184
Accrued other expenses	(652)	(72,674)	(68,491)
Net realized (gain) loss from investments	(22,770)	297,717	479,966
Change in net unrealized (appreciation) depreciation of investments	7,248,703	28,411,164	24,205,835
Taxes paid on undistributed capital gains	(105)	(193)	(31)
Net cash provided by (used in) operating activities	1,435,067	5,877,496	8,323,426
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	145,975	10,826	9,943
Increase (Decrease) in:
Floating rate obligations	—	—	(110,000)
Payable for offering costs	(66,748)	(35,467)	(35,454)
MTP Shares, at liquidation value	—	—	—
VRDP Shares, at liquidation value	—	—	—
Cash distributions paid to common shareholders	(1,534,517)	(6,772,755)	(6,551,317)
Cost of common shares repurchased and retired	(14,748)	(112,017)	—
Net cash provided by (used in) financing activities	(1,470,038)	(6,909,413)	(6,686,828)
Net Increase (Decrease) in Cash	(34,971)	(1,031,917)	1,636,598
Cash at the beginning of period	516,247	3,131,767	942,338
Cash at the end of period	$481,276	$2,099,850	$2,578,936
Supplemental Disclosure of Cash Flow Information
	New Jersey	Pennsylvania	Pennsylvania
	Dividend	Investment	Premium
	Advantage 2	Quality	Income 2
	(NUJ )	(NQP )	(NPY )
Cash paid for interest (excluding amortization of offering costs)	$350,507	$152,138	$120,514

See accompanying notes to financial statements.

102	Nuveen Investments

	Pennsylvania	Pennsylvania
	Dividend	Dividend
	Advantage	Advantage 2
	(NXM )	(NVY )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(4,179,882)	$(4,697,451)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(3,477,287)	(5,358,118)
Proceeds from sales and maturities of investments	3,503,800	4,446,511
Proceeds from (Purchases of) short-term investments, net	—	1,000,000
Amortization (Accretion) of premiums and discounts, net	44,419	90,518
(Increase) Decrease in:
Receivable for interest	21,489	(7,866)
Receivable for investments sold	(110,000)	(980,000)
Other assets	4,884	4,941
Increase (Decrease) in:
Payable for interest	(1)	(6)
Payable for investments purchased	452,494	(156,815)
Accrued management fees	(1,000)	(863)
Accrued Directors/Trustees fees	37	39
Accrued other expenses	(16,790)	(16,908)
Net realized (gain) loss from investments	217,859	236,691
Change in net unrealized (appreciation) depreciation of investments	5,102,047	5,719,651
Taxes paid on undistributed capital gains	(2,225)	(3,640)
Net cash provided by (used in) operating activities	1,559,844	276,684
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	159,078	148,806
Increase (Decrease) in:
Floating rate obligations	(25,000)	(30,000)
Payable for offering costs	(101,217)	(86,623)
MTP Shares, at liquidation value	—	—
VRDP Shares, at liquidation value	—	—
Cash distributions paid to common shareholders	(1,185,855)	(1,385,829)
Cost of common shares repurchased and retired	(81,684)	(63,283)
Net cash provided by (used in) financing activities	(1,234,678)	(1,416,929)
Net Increase (Decrease) in Cash	325,166	(1,140,245)
Cash at the beginning of period	417,092	1,397,628
Cash at the end of period	$742,258	$257,383
Supplemental Disclosure of Cash Flow Information
	Pennsylvania	Pennsylvania
	Dividend	Dividend
	Advantage	Advantage 2
	(NXM )	(NVY )
Cash paid for interest (excluding amortization of offering costs)	$244,017	$277,419

See accompanying notes to financial statements.

Nuveen Investments	103

Financial
Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2014(f)	$15.84	$.40	$(1.46)	$—	$—		$(1.06)	$(.40)	$—	$(.40)	$—		$14.38	$12.99
2013	15.31	.77	.59	—	—		1.36	(.83)	—	(.83)	—		15.84	15.15
2012	13.69	.83	1.63	—	—		2.46	(.84)	—	(.84)	—		15.31	14.93
2011	14.44	.85	(.73)	(.01)	—		.11	(.83)	(.03)	(.86)	—		13.69	12.68
2010	13.00	.92	1.31	(.03)	—		2.20	(.76)	—	(.76)	—		14.44	13.56
2009	14.26	.91	(1.22)	(.18)	(.03)		(.52)	(.65)	(.09)	(.74)	—	*	13.00	11.37

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2014(f)	16.30	.42	(1.54)	—	—		(1.12)	(.43)	—	(.43)	—		14.75	13.30
2013	15.86	.80	.50	—	—		1.30	(.86)	—	(.86)	—		16.30	15.97
2012	14.22	.85	1.65	—	—		2.50	(.85)	(.01)	(.86)	—		15.86	15.48
2011	14.96	.86	(.76)	(.01)	—		.09	(.82)	(.01)	(.83)	—		14.22	13.44
2010	13.83	.90	1.02	(.03)	—	*	1.89	(.74)	(.02)	(.76)	—		14.96	14.19
2009	14.64	.88	(.78)	(.17)	(.03)		(.10)	(.63)	(.08)	(.71)	—	*	13.83	11.96

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

104	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)
Based on Common Share Net Asset Value (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(d)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(e)

(6.54)%	(11.62)%	$294,652	1.61	%**	5.44	%**	7%
8.91	7.04	324,600	1.61		4.97		14
18.41	24.98	313,082	1.61		5.70		9
.67	(.46)	279,968	1.55		5.96		9
17.23	26.39	295,382	1.16		6.57		4
(3.41)	(7.10)	265,928	1.29		6.94		1

(6.76)	(14.11)	178,205	1.67	**	5.53	**	5
8.23	8.80	196,989	1.70		4.96		14
18.03	22.07	191,000	1.64		5.62		10
.57	.41	171,212	1.59		5.85		7
13.90	25.45	180,024	1.19		6.19		3
(.40)	(5.69)	166,428	1.28		6.44		1

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”) and/or VRDP Shares, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2014(f)	.59	%**
2013	.61
2012	.58
2011	.51
2010	—
2009	—

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2014(f)	.60	%**
2013	.67
2012	.58
2011	.51
2010	—
2009	—

(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(f)	For the six months ended October 31, 2013.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	105

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2014(g)	$16.12	$.32	$(1.60)	$—	$—		$(1.28)	$(.33)	$—	$(.33)	$—	*	$14.51	$12.64
2013	15.31	.63	.93	—	—		1.56	(.75)	—	(.75)	—		16.12	14.94
2012	13.61	.71	1.83	—	—		2.54	(.83)	(.01)	(.84)	—		15.31	14.92
2011	14.51	.89	(.91)	(.03)	—	*	(.05)	(.83)	(.02)	(.85)	—		13.61	12.67
2010	12.97	.91	1.42	(.03)	—	*	2.30	(.75)	(.01)	(.76)	—		14.51	13.48
2009	14.26	.91	(1.27)	(.16)	(.03)		(.55)	(.66)	(.08)	(.74)	—	*	12.97	11.15

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2014(g)	15.70	.34	(1.60)	—	—		(1.26)	(.34)	—	(.34)	—	*	14.10	12.43
2013	15.23	.68	.57	—	—		1.25	(.78)	—	(.78)	—		15.70	15.28
2012	13.60	.77	1.73	—	—		2.50	(.86)	(.01)	(.87)	—		15.23	15.74
2011	14.47	.85	(.82)	(.01)	—		.02	(.85)	(.04)	(.89)	—		13.60	12.55
2010	12.93	.94	1.45	(.03)	(.01)		2.35	(.78)	(.03)	(.81)	—		14.47	14.68
2009	14.35	.95	(1.42)	(.17)	(.02)		(.66)	(.69)	(.07)	(.76)	—	*	12.93	11.46

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
After expense reimbursement from the Adviser, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing New Jersey Dividend Advantage (NXJ) for any fees or expenses. As of March 31, 2012, the Adviser is no longer reimbursing New Jersey Dividend Advantage 2 (NUJ) for any fees or expenses.

106	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Common Share Net Asset Value (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(f)

(7.92)%	(13.21)%	$95,302	2.31	%***	4.49	%***	N/A		N/A		3%
10.29	5.04	105,892	2.37		3.91		N/A		N/A		17
19.09	25.08	100,578	2.52		4.82		N/A		N/A		15
(.38)	.11	89,399	1.34		6.16		1.27%		6.23%		6
18.03	28.17	95,300	1.18		6.35		1.04		6.49		4
(3.63)	(8.95)	85,230	1.29		6.74		1.06		6.98		—	**

(8.01)	(16.47)	63,824	2.54	***	4.68	***	N/A		N/A		8
8.35	1.99	71,079	2.42		4.35		N/A		N/A		27
18.82	33.35	68,911	2.59		5.22		2.52		5.30		9
.10	(8.75)	61,503	1.96		5.84		1.81		5.99		7
18.55	35.95	65,410	1.22		6.54		1.00		6.76		4
(4.36)	(9.75)	58,456	1.33		6.95		1.03		7.25		—	**

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VRDP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Variable Rate Demand Preferred Shares and Note 3 –Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2014(g)	1.27	%***
2013	1.27
2012	1.41
2011	.15
2010	—
2009	—

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2014(g)	1.32	%***
2013	1.23
2012	1.33
2011	.79
2010	—
2009	—

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended October 31, 2013.
*	Rounds to less than $.01 per share.
**	Rounds to less than 1%.
***	Annualized.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	107

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders(a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired	Offering Costs	Ending Common Share Net Asset Value	Ending Market Value
New Jersey Municipal Value (NJV)
Year Ended 4/30:
2014(g)	$16.98	$ .32	$(1.27)	N/A	N/A	$ (.95)	$(.31)	$ —	$(.31)	$ —	$ —	$15.72	$14.05
2013	16.62	.67	.61	N/A	N/A	1.28	(.67)	(.25)	(.92)	—	—	16.98	16.02
2012	14.72	.75	1.91	N/A	N/A	2.66	(.76)	—	(.76)	—	—	16.62	16.34
2011	15.84	.82	(1.15)	N/A	N/A	(.33)	(.77)	(.02)	(.79)	—	—	14.72	13.81
2010	14.29	.70	1.55	N/A	N/A	2.25	(.70)	—	(.70)	—	—*	15.84	15.21
2009(e)	14.33	(.01)	—	N/A	N/A	(.01)	—	—	—	—	(.03)	14.29	15.00

Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2014(g)	16.21	.38	(1.77)	$ —	$ —	(1.39)	(.42)	—	(.42)	—*	—	14.40	12.54
2013	15.78	.80	.54	—	—	1.34	(.91)	—	(.91)	—	—	16.21	15.24
2012	14.11	.90	1.70	—	—	2.60	(.93)	—	(.93)	—	—	15.78	15.67
2011	14.82	.93	(.73)	(.01)	—	.19	(.90)	—	(.90)	—	—	14.11	13.09
2010	13.53	.96	1.16	(.03)	—	2.09	(.80)	—	(.80)	—*	—	14.82	13.64
2009	14.39	.96	(.94)	(.20)	—	(.18)	(.68)	—	(.68)	—*	—	13.53	11.34

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

108	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)
Based		Ending
on		Net
Common	Based	Assets			Net
Share Net	on	Applicable			Investment		Portfolio
Asset	Market	to Common			Income		Turnover
Value (b)	Value (b)	Shares (000)	Expenses	(d)	(Loss	)	Rate	(f)

(5.58)%	(10.38)%	$24,606.85		%**	4.04	%**	9%
7.86	3.58	26,574.83			3.95		7
18.43	24.34	25,957.85			4.76		20
(2.17)	(4.19)	22,981.85			5.32		2
16.05	6.32	24,722.82			4.63		5
(.24)	—	20,891.64		**	(.64	)**	0

(8.45)	(15.03)	231,810	1.64	**	5.21	**	6
8.50	2.97	261,195	1.80		4.98		17
18.88	27.48	253,937	1.63		6.00		18
1.27	2.43	226,905	1.60		6.38		8
15.74	27.87	238,368	1.23		6.72		6
(1.01)	(7.99)	218,353	1.50		7.23		3

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

New Jersey Municipal Value (NJV)
Year Ended 4/30:
2014(g)	.04	%**
2013	.04
2012	.04
2011	.06
2010	.06
2009(e)	—

Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2014(g)	.63	%**
2013	.72
2012	.61
2011	.55
2010	.07
2009	.19

(e)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended October 31, 2013.
N/A	Fund is not authorized to issue ARPS.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	109

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2014(g)	$15.48	$.40	$(1.58)	$—	$—		$(1.18)	$(.42)	$—	$(.42)	$—		$13.88	$12.21
2013	15.14	.77	.41	—	—		1.18	(.84)	—	(.84)	—		15.48	14.64
2012	13.52	.83	1.63	—	—		2.46	(.84)	—	(.84)	—		15.14	14.51
2011	14.11	.85	(.59)	(.01)	—		.25	(.84)	—	(.84)	—		13.52	12.29
2010	12.72	.91	1.28	(.03)	—		2.16	(.77)	—	(.77)	—	*	14.11	12.91
2009	13.74	.91	(1.12)	(.19)	—		(.40)	(.62)	—	(.62)	—	*	12.72	10.60

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2014(g)	15.84	.34	(1.59)	—	—		(1.25)	(.36)	—	(.36)	—	*	14.23	12.24
2013	15.44	.68	.54	—	—		1.22	(.78)	(.04)	(.82)	—		15.84	14.51
2012	14.00	.74	1.62	—	—		2.36	(.86)	(.06)	(.92)	—		15.44	14.42
2011	14.73	.85	(.65)	(.01)	—		.19	(.87)	(.05)	(.92)	—		14.00	12.85
2010	13.09	.96	1.55	(.03)	(.01)		2.47	(.79)	(.04)	(.83)	—	*	14.73	13.77
2009	14.47	.97	(1.47)	(.18)	—		(.68)	(.70)	—	(.70)	—	*	13.09	11.31

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. As of March 31, 2011, the Adviser is no longer reimbursing Pennsylvania Dividend Advantage (NXM) for any fees or expenses.

110	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Common Share Net Asset Value (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(f)

(7.55)%	(13.79)%	$216,425	1.63	%**	5.60	%**	N/A		N/A		7%
7.86	6.68	241,440	1.79		5.00		N/A		N/A		16
18.63	25.53	236,039	1.59		5.75		N/A		N/A		8
1.75	1.48	210,839	1.56		6.13		N/A		N/A		8
17.35	29.70	220,113	1.21		6.67		N/A		N/A		5
(2.65)	(8.43)	198,739	1.35		7.28		N/A		N/A		6

(7.90)	(13.24)	47,176	2.41	**	4.71	**	N/A		N/A		5
8.02	6.23	52,623	2.39		4.28		N/A		N/A		14
17.37	19.96	51,290	2.55		4.98		N/A		N/A		20
1.23	(.27)	46,521	1.94		5.78		1.87%		5.85%		8
19.29	29.85	48,934	1.26		6.66		1.11		6.81		5
(4.57)	(11.67)	43,587	1.37		7.17		1.14		7.39		4

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VRDP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Variable Rate Demand Preferred Shares and Note 3 –Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2014(g)	.61	%**
2013	.71
2012	.57
2011	.52
2010	.05
2009	.04

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2014(g)	1.25	%**
2013	1.19
2012	1.28
2011	.76
2010	.02
2009	—

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended October 31, 2013.
N/A	Fund did not have, or no longer has, a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	;	111

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Offering Costs		Ending Common Share Net Asset Value	Ending Market Value
Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2014(h)	$15.53	$.34	$(1.59)	$—	$—		$(1.25)	$(.37)	$—	$(.37)	$—	*	$—		$13.91	$11.97
2013	15.18	.71	.53	—	—		1.24	(.86)	(.03)	(.89)	—		—		15.53	14.26
2012	14.08	.79	1.26	—	—		2.05	(.89)	(.06)	(.95)	—		—		15.18	14.90
2011	14.74	.89	(.60)	(.01)	—		.28	(.89)	(.05)	(.94)	—		—		14.08	13.00
2010	13.42	.97	1.27	(.02)	(.01)		2.21	(.82)	(.07)	(.89)	—		—		14.74	14.19
2009	14.49	.99	(1.17)	(.19)	—	*	(.37)	(.70)	— *	(.70)	—		—		13.42	11.45

Pennsylvania Municipal Value (NPN)
Year Ended 4/30:
2014(h)	16.48	.34	(1.11)	N/A	N/A		(.77)	(.32)	—	(.32)	—		—		15.39	13.63
2013	16.36	.68	.38	N/A	N/A		1.06	(.64)	(.30)	(.94)	—		—		16.48	15.86
2012	14.79	.72	1.58	N/A	N/A		2.30	(.71)	(.02)	(.73)	—		—		16.36	15.38
2011	15.46	.79	(.70)	N/A	N/A		.09	(.76)	—	(.76)	—		—		14.79	13.96
2010	14.29	.70	1.19	N/A	N/A		1.89	(.72)	—	(.72)	—		—	*	15.46	15.43
2009(f)	14.33	(.01)	—	N/A	N/A		(.01)	—	—	—	—		(.03)		14.29	15.05

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)	After expense reimbursement from the Adviser, where applicable. As of March 31, 2012, the Adviser is no longer reimbursing Pennsylvania Dividend Advantage 2 (NVY) for any fees and expenses.

112	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Common Share Net Asset Value (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(g)

(8.02)%	(13.51)%	$51,744	2.46	%**	4.74	%**	N/A		N/A		6%
8.31	1.49	57,891	2.41		4.57		N/A		N/A		25
15.01	22.71	56,579	2.54		5.30		2.47%		5.37%		11
1.89	(2.00)	52,470	1.88		5.94		1.74		6.08		7
16.80	32.47	54,920	1.30		6.61		1.08		6.83		5
(2.33)	(9.16)	49,993	1.37		7.07		1.06		7.38		4

(4.68)	(12.12)	18,765	.81	**	4.29	**	N/A		N/A		4
6.58	9.39	20,089	.81		4.11		N/A		N/A		7
15.89	15.68	19,948	.86		4.60		N/A		N/A		11
.59	(4.77)	18,029	.87		5.17		N/A		N/A		3
13.49	7.52	18,805	.82		4.68		N/A		N/A		5
(.31)	.33	15,816	.66	**	(.66	)**	N/A		N/A		0

(d)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note31 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2014(h)	1.28	%**
2013	1.21
2012	1.28
2011	.71
2010	.08
2009	.01

Pennsylvania Municipal Value (NPN)
Year Ended 4/30:
2014(h)	—%
2013	—
2012	—
2011	—
2010	—
2009(f)	—

(f)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
(g)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(h)	For the six months ended October 31, 2013.
N/A
Pennsylvania Municipal Value (NPN) is not authorized to issue ARPS and does not have a contractual reimbursement agreement with the Adviser. Pennsylvania Dividend Advantage 2 (NVY) no longer has a contractual reimbursement agreement with the Adviser.

*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	113

Financial Highlights (Unaudited) (continued)

	ARPS at the End of Period		MTP Shares at the End of Period (a)		VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share
New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2014(b)	$—	$—	$—	$—	$144,300	$304,194
2013	—	—	—	—	144,300	324,948
2012	—	—	—	—	144,300	316,966
2011	—	—	—	—	144,300	294,018
2010	143,450	76,478	—	—	—	—
2009	149,825	69,373	—	—	—	—

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2014(b)	—	—	—	—	88,600	301,134
2013	—	—	—	—	88,600	322,335
2012	—	—	—	—	88,600	315,576
2011	—	—	—	—	88,600	293,242
2010	87,875	76,216	—	—	—	—
2009	91,600	70,422	—	—	—	—

New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2014(b)	—	—	—	—	45,000	311,783
2013	—	—	44,861	33.60	—	—
2012	—	—	44,861	32.42	—	—
2011	—	—	44,861	29.93	—	—
2010	43,925	79,240	—	—	—	—
2009	47,025	70,311	—	—	—	—

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2014(b)	—	—	35,050	28.21	—	—
2013	—	—	35,050	30.28	—	—
2012	—	—	35,050	29.66	—	—
2011	—	—	35,050	27.55	—	—
2010	31,225	77,370	—	—	—	—
2009	32,600	69,828	—	—	—	—
(a)	The Ending and Average Market Value Per Share for each Series of the Fund's MTP Shares were as follows:

	2014	(b)	2013	2012	2011
New Jersey Dividend Advantage (NXJ)
Series 2014 (NXJ PRACL)
Ending Market Value per Share	$—		$10.02	$10.08	$9.94
Average Market Value per Share	—		10.09	10.07	9.95	^

New Jersey Dividend Advantage 2 (NUJ)
Series 2015 (NUJ PRC)
Ending Market Value per Share	10.01		10.04	10.04	9.62
Average Market Value per Share	10.02		10.05	9.91	9.65	^^

(b)	For the six months ended October 31, 2013.
^	For the period March 24, 2011 (first issuance date of shares) through April 30, 2011.
^^	For the period October 1, 2010 (first issuance date of shares) through April 30, 2011.

See accompanying notes to financial statements.

114	Nuveen Investments

	ARPS at the End of Period		MTP Shares at the End of Period (a)		VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share
Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2014(b)	$—	$—	$—	$—	$112,500	$306,053
2013	—	—	—	—	112,500	332,174
2012	—	—	—	—	112,500	325,722
2011	—	—	—	—	112,500	301,693
2010	111,750	78,326	—	—	—	—
2009	111,750	73,849	—	—	—	—

Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2014(b)	—	—	—	—	105,000	306,119
2013	—	—	—	—	105,000	329,942
2012	—	—	—	—	100,000	336,039
2011	—	—	—	—	100,000	310,839
2010	99,275	80,430	—	—	—	—
2009	99,275	75,047	—	—	—	—

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2014(b)	—	—	23,190	30.34	—	—
2013	—	—	23,190	32.69	—	—
2012	—	—	23,190	32.12	—	—
2011	—	—	23,190	30.06	—	—
2010	22,500	79,372	—	—	—	—
2009	22,500	73,430	—	—	—	—

Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2014(b)	—	—	24,550	31.08	—	—
2013	—	—	24,550	33.58	—	—
2012	—	—	24,550	33.05	—	—
2011	—	—	24,550	31.37	—	—
2010	23,000	84,696	—	—	—	—
2009	23,000	79,340	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund's MTP Shares were as follows:

	2014	(b)	2013	2012	2011
Pennsylvania Dividend Advantage (NXM)
Series 2015 (NXM PRC)
Ending Market Value per Share	$10.02		$10.05	$10.07	$9.65
Average Market Value per Share	10.03		10.05	9.95	9.75	Ω

Pennsylvania Dividend Advantage 2 (NVY)
Series 2015 (NVY PRC)
Ending Market Value per Share	10.05		10.03	10.01	9.75
Average Market Value per Share	10.03		10.05	9.96	9.68	ΩΩ

(b)	For the six months ended October 31, 2013.
Ω	For the period October 4, 2010 (first issuance date of shares) through April 30, 2011.
ΩΩ	For the period October 27, 2010 (first issuance date of shares) through April 30, 2011.

See accompanying notes to financial statements.

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Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) or NYSE MKT symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (“New Jersey Investment Quality (NQJ)”)
•	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (“New Jersey Premium Income (NNJ)”)
•	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) (“New Jersey Dividend Advantage (NXJ)”)
•	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) (“New Jersey Dividend Advantage 2 (NUJ)”)
•	Nuveen New Jersey Municipal Value Fund (NJV) (“New Jersey Municipal Value (NJV)”)
•	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (“Pennsylvania Investment Quality (NQP)”)
•	Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (“Pennsylvania Premium Income 2 (NPY)”)
•	Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) (“Pennsylvania Dividend Advantage (NXM)”)
•	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) (“Pennsylvania Dividend Advantage 2 (NVY)”)
•	Nuveen Pennsylvania Municipal Value Fund (NPN) (“Pennsylvania Municipal Value (NPN)”)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end registered investment companies. Common shares of New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY), are traded on the NYSE while common shares of New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), New Jersey Municipal Value (NJV), Pennsylvania Dividend Advantage (NXM), Pennsylvania Dividend Advantage 2 (NVY) and Pennsylvania Municipal Value (NPN) are traded on the NYSE MKT. New Jersey Investment Quality (NQJ) and New Jersey Premium Income (NNJ) were incorporated under the state laws of Minnesota on December 20, 1990 and August 19, 1992, respectively. New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), New Jersey Municipal Value (NJV), Pennsylvania Investment Quality (NQP), Pennsylvania Premium Income 2 (NPY), Pennsylvania Dividend Advantage (NXM), Pennsylvania Dividend Advantage 2 (NVY) and Pennsylvania Municipal Value (NPN) were organized as Massachusetts business trusts on June 1, 1999, April 19, 2001, January 26, 2009, December 20, 1990, February 9,1993, June 1, 1999, April 19, 2001 and January 26, 2009, respectively.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC, (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Approved Fund Reorganizations
On May 22, 2013, the Funds’ Board of Directors/Trustees approved a series of reorganizations for certain of the Pennsylvania Funds included in this report. On November 20, 2013 (subsequent to the close of this reporting period), the Funds’ Board of Directors/Trustees approved a series of reorganizations for certain of the New Jersey Funds included in this report. Each reorganization is intended to create one, larger-state fund, which would potentially offer shareholders the following benefits:

•	Lower fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger funds potentially make it easier for investors to buy and sell fund shares;

116	Nuveen Investments

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Fund
Pennsylvania Premium Income 2 (NPY)	Pennsylvania Investment Quality (NQP)
Pennsylvania Dividend Advantage (NXM)
Pennsylvania Dividend Advantage 2 (NVY)
New Jersey Investment Quality (NQJ)	New Jersey Dividend Advantage (NXJ)
New Jersey Premium Income (NNJ)
New Jersey Dividend Advantage 2 (NUJ)p

On December 17, 2013 (subsequent to the close of this reporting period), the reorganizations for the Pennsylvania Funds were approved by shareholders. Subject to the satisfaction of certain customary closing conditions, the reorganizations are expected to close prior to the opening of the NYSE on January 13, 2014. The reorganizations for the New Jersey Funds are subject to customary conditions, including shareholder approval at annual shareholder meetings in mid-2014.

Upon the closing of the reorganizations, an Acquired Fund transfers its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Each Acquired Fund is then liquidated, dissolved and terminated in accordance with its Declaration of Trust. Shareholders of each Acquired Fund become shareholders of the Acquiring Fund. Holders of common shares will receive newly issued common shares of their Acquiring Fund, the aggregate net asset value of which equal the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares are sold on the open market and shareholders receive cash in lieu of such fractional shares. Holders of preferred shares of each Acquired Fund will receive on a one-for-one basis newly issued preferred shares of their Acquiring Fund, in exchange for preferred shares of the Acquired Fund held immediately prior to the reorganization.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of October 31, 2013, the following Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Outstanding when-issued/delayed delivery purchase commitments	$601,138		$527,828		$151,506		$224,816		$73,310

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Should a Fund receive a refund of workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Nuveen Investments	117

Notes to Financial Statements (Unaudited) (continued)

Auction Rate Preferred Shares
Each Fund except New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN) is authorized to issue Auction Rate Preferred Shares (“ARPS”). During prior fiscal periods, the Funds redeemed all of their outstanding ARPS, at liquidation value.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated par value per share. Each Fund’s MTP Shares are issued in one Series and trade on the NYSE MKT. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances.

On September 9, 2013, New Jersey Dividend Advantage (NXJ) redeemed all series of the Fund’s 2014 MTP Shares, at their $10.00 liquidation value per share plus dividend amounts owed. The Fund used the proceeds from its August 29, 2013 issuance of 450 Series 1 Variable Rate Demand Preferred Shares to qualified buyers in a private offering pursuant to Rule 144A of the securities Act of 1933 to redeem its 2014 MTP Shares.

As of October 31, 2013, the details of each Fund’s MTP Shares are as follows:

				Shares
				Outstanding
		NYSE MKT	Shares	at $10 Per Share	Annual
	Series	Ticker	Outstanding	Liquidation Value	Interest Rate
New Jersey Dividend Advantage 2 (NUJ)	2015	NUJ PRC	3,505,000	$35,050,000	2.00%
Pennsylvania Dividend Advantage (NXM)	2015	NXM PRC	2,319,000	$23,190,000	2.10%
Pennsylvania Dividend Advantage 2 (NVY)	2015	NVY PRC	2,455,000	$24,550,000	2.15%

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares were subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares by NYSE MKT ticker symbol are as follows:

		NYSE MKT	Term	Optional	Premium
	Series	Ticker	Redemption Date	Redemption Date	Expiration Date
New Jersey Dividend Advantage 2 (NUJ)	2015	NUJ PRC	November 1, 2015	November 1, 2011	October 31, 2012
Pennsylvania Dividend Advantage (NXM)	2015	NXM PRC	November 1, 2015	November 1, 2011	October 31, 2012
Pennsylvania Dividend Advantage 2 (NVY)	2015	NVY PRC	November 1, 2015	November 1, 2011	October 31, 2012

The average liquidation value of MTP Shares outstanding for each Fund during the six months ended October 31, 2013, were as follows:

	New Jersey		Pennsylvania		Pennsylvania
	Dividend		Dividend		Dividend
	Advantage 2		Advantage		Advantage 2
	(NUJ	)	(NXM	)	(NVY	)
Average liquidation value of MTP Shares outstanding	$35,050,000		$23,190,000		$24,550,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability and recognized as “MuniFund Term Preferred (MTP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In conjunction with New Jersey Dividend Advantage’s (NXJ) redemption of MTP Shares, the remaining deferred offering costs of $112,854 were fully expensed during the current fiscal period, as the redemption was deemed an extinguishment of debt.

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. The Funds issued their VRDP Shares in privately negotiated offerings, which were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

118	Nuveen Investments

During the fiscal year ended April 30, 2013, New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) exchanged all 1,443, 886, 1,125 and 1,000 shares of their outstanding Series 1 VRDP for 1,443, 886, 1,125 and 1,000 shares of Series 2 VRDP, respectively. Concurrent with these exchanges, Pennsylvania Premium Income 2 (NPY) issued an additional 50 Series 2 VRDP Shares through a privately negotiated offering, which were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. The Funds completed their exchange offers in which they refinanced their existing VRDP Shares with new VRDP Shares with a maturity date of April 1, 2043 for New Jersey Investment Quality (NQJ) and New Jersey Premium Income (NNJ) and December 1, 2042 for Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY).

During the current period, New Jersey Dividend Advantage (NXJ) issued 450 Series 1 VRDP Shares through a private negotiated offering, which were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

As of October 31, 2013, the details for each Fund’s series VRDP Shares outstanding are as follows:

			Shares
			Outstanding
		Shares	at $100,000 Per Share
	Series	Outstanding	Liquidation Value	Maturity
New Jersey Investment Quality (NQJ)	2	1,443	$144,300,000	April 1, 2043
New Jersey Premium Income (NNJ)	2	886	$88,600,000	April 1, 2043
New Jersey Dividend Advantage (NXJ)	1	450	$45,000,000	August 3, 2043
Pennsylvania Investment Quality (NQP)	2	1,125	$112,500,000	December 1, 2042
Pennsylvania Premium Income 2 (NPY)	2	1,050	$105,000,000	December 1, 2042

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of .10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value of VRDP Shares outstanding and annualized dividend rate for each Fund during the six months ended October 31, 2013, were as follows:

	New Jersey		New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Investment		Premium
	Quality		Income		Advantage		Quality		Income 2
	(NQJ	)	(NNJ	)	(NXJ	)	(NQP	)	(NPY	)
Average liquidation value of VRDP Shares outstanding	$144,300,000		$88,600,000		$45,000,000		$112,500,000		$101,808,219
Annualized dividend rate	0.17%		0.17%		0.17%		0.19%		0.19%

For financial reporting purposes only, the liquidation value of VRDP Shares is a liability and is recognized as “Variable Rate Demand Preferred (VRDP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends paid on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. New Jersey Dividend Advantage (NXJ) incurred $205,000 of offering costs in conjunction with its shares issued during the six months ended October 31, 2013. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

New Jersey Investment Quality’s (NQJ), New Jersey Premium Income’s (NNJ), Pennsylvania Investment Quality’s (NQP) and Pennsylvania Premium Income 2’s (NPY) exchange of VRDP Shares was deemed a modification of debt. Offering costs of $260,000, $260,000, $385,000 and $385,000 were

Nuveen Investments	119

Notes to Financial Statements (Unaudited) (continued)

incurred with New Jersey Investment Quality’s (NQJ), New Jersey Premium Income’s (NNJ), Pennsylvania Investment Quality’s (NQP) and Pennsylvania Premium Income 2’s (NPY) issuance of Series 2 VRDP Shares, respectively, which were fully expensed during the fiscal year ended April 30, 2013.

Common Shares Equity Shelf Programs and Offering Costs
New Jersey Investment Quality (NQJ) and New Jersey Premium Income (NNJ) have each filed registration statements with the Securities and Exchange Commission (“SEC”) authorizing each Fund to issue additional common shares through its equity shelf program (“Shelf Offering”).

Under the Shelf Offerings, the Funds, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s net asset value (“NAV”) per common share.

Authorized common shares, common shares issued and offering proceeds, net of offering costs under each Fund's Shelf Offering for the six months ended October 31, 2013 and the fiscal year ended April 30, 2013 were as follows:

	New Jersey Investment Quality (NQJ)			New Jersey Premium Income (NNJ)
	Six Months			Six Months
	Ended		Year Ended	Ended		Year Ended
	10/31/13		4/30/13	10/31/13		4/30/13
Authorized common shares	2,000,000	*	—	1,200,000	*	—
Common shares issued	—		—	—		—
Offering proceeds, net of offering costs	—		—	—		—

*	Shelf offering declared effective by the SEC during the current reporting period.

Costs incurred by the Funds in connection with their Shelf Offerings are recorded as a deferred charge and recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities. These deferred charges are recognized over the period such additional shares are sold by reducing the proceeds from the Shelf Offering. These deferred charges are not to exceed the one-year life of the Shelf Offering period and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. At the end of the one-year life of the Shelf Offering period, any remaining deferred charges will be expensed accordingly and recognized as a component of “Other expenses” on the Statement of Operations. Any additional costs in connection with the Funds’ Shelf Offerings are recorded as a reduction from the proceeds of the Shelf Offerings and recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements
In the ordinary course of business, the Funds have entered into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of October 31, 2013, the Funds were not invested in any portfolio securities or derivative instruments that are subject to netting agreements.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

Investment Valuation
Prices of municipal bonds and other fixed income securities are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

120	Nuveen Investments

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

New Jersey Investment Quality (NQJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$430,430,802	$—	$430,430,802

New Jersey Premium Income (NNJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$261,680,615	$—	$261,680,615

New Jersey Dividend Advantage (NXJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$137,971,011	$—	$137,971,011

New Jersey Dividend Advantage 2 (NUJ)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$96,930,095	$—	$96,930,095

New Jersey Municipal Value (NJV)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$24,823,974	$—	$24,823,974

Pennsylvania Investment Quality (NQP)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$360,389,213	$—	$360,389,213

Pennsylvania Premium Income 2 (NPY)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$318,857,907	$—	$318,857,907

*	Refer to the Fund’s Portfolio of Investments for industry classifications.

Nuveen Investments	121

Notes to Financial Statements (Unaudited) (continued)

Pennsylvania Dividend Advantage (NXM)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$69,124,233	$—	$69,124,233

Pennsylvania Dividend Advantage 2 (NVY)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$78,331,663	$—	$78,331,663

Pennsylvania Municipal Value (NPN)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$18,225,910	$—	$18,225,910

*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)
If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of

122	Nuveen Investments

Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust, at their liquidation value, as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended October 31, 2013, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of October 31, 2013, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts was as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Maximum exposure to Recourse Trusts	$31,120,000		$19,890,000		$9,535,000		$7,175,000		$600,000

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Maximum exposure to Recourse Trusts	$2,155,000		$9,165,000		$1,695,000		$2,060,000		$540,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended October 31, 2013, were as follows:

	New Jersey		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Municipal		Investment		Premium		Dividend		Dividend
	Value		Quality		Income 2		Advantage		Advantage 2
	(NJV	)	(NQP	)	(NPY	)	(NXM	)	(NVY	)
Average floating rate obligations outstanding	$1,500,000		$25,810,000		$7,516,168		$146,277		$3,813,179
Average annual interest rate and fees	0.70%		0.36%		0.59%		0.71%		0.70%

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments, such as futures, options and swap contracts. Each Fund will limit its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the six months ended October 31, 2013.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Nuveen Investments	123

Notes to Financial Statements (Unaudited) (continued)

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Common Shares
Transactions in common shares were as follows:

	New Jersey		New Jersey		New Jersey
	Investment Quality (NQJ)		Premium Income (NNJ)		Dividend Advantage (NXJ)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	10/31/13	4/30/13	10/31/13	4/30/13	10/31/13	4/30/13
Common Shares:
Issued to shareholders due to reinvestment of distributions	—	36,613	—	40,586	—	776
Repurchased and retired	—	—	—	—	(2,500)	—
Weighted average common share:
Price per share repurchased and retired	—	—	—	—	$12.51	—
Discount per share repurchased and retired	—	—	—	—	13.13%	—

	New Jersey		New Jersey
	Dividend Advantage 2 (NUJ)		Municipal Value (NJV)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	10/31/13	4/30/13	10/31/13	4/30/13
Common Shares:
Issued to shareholders due to reinvestment of distributions	—	3,072	—	3,325
Repurchased and retired	(1,200)	—	—	—
Weighted average common share:
Price per share repurchased and retired	$12.27	—	—	—
Discount per share repurchased and retired	12.36%	—	—	—

	Pennsylvania		Pennsylvania		Pennsylvania
	Investment Quality (NQP)		Premium Income 2 (NPY)		Dividend Advantage (NXM)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	10/31/13	4/30/13	10/31/13	4/30/13	10/31/13	4/30/13
Common Shares:
Issued to shareholders due to reinvestment of distributions	—	22,021	—	—	—	—
Repurchased and retired	(9,100)	—	—	—	(6,700)	—
Weighted average common share:
Price per share repurchased and retired	$12.29	—	—	—	$12.17	—
Discount per share repurchased and retired	13.48%	—	—	—	13.81%	—

124	Nuveen Investments

	Pennsylvania		Pennsylvania
	Dividend Advantage 2 (NVY)		Municipal Value (NPN)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	10/31/13	4/30/13	10/31/13	4/30/13
Common Shares:
Issued to shareholders due to reinvestment of distributions	—	446	—	—
Repurchased and retired	(5,335)	—	—	—
Weighted average common share:
Price per share repurchased and retired	$11.84	—	—	—
Discount per share repurchased and retired	13.90%	—	—	—

Preferred Shares
With the exception of New Jersey Dividend Advantage (NXJ), the Funds with MTP Shares issued and outstanding did not have any transactions in MTP Shares during the six months ended October 31, 2013. The Funds did not have any transactions in MTP Shares during the fiscal year ended April 30, 2013.

Transactions in MTP Shares for New Jersey Dividend Advantage (NXJ) were as follows:

	Six Months Ended 10/31/13
		NYSE MKT
	Series	Ticker	Shares	Amount
New Jersey Dividend Advantage (NXJ)
MTP Shares redeemed	2014	NXJ PRACL	(4,486,100)	$(44,861,000)

With the exception of New Jersey Dividend Advantage (NXJ), the Funds with VRDP Shares issued and outstanding did not have any transactions in VRDP Shares during the six months ended October 31, 2013. New Jersey Dividend Advantage (NXJ) did not have any transactions in MTP Shares during the fiscal year ended April 30, 2013.

Transactions in VRDP Shares were as follows:

	Year Ended 4/30/13
	Series	Shares	Amount
New Jersey Investment Quality (NQJ)
VRDP Shares issued	2	1,443	$144,300,000
VRDP Shares exchanged	1	(1,443)	(144,300,000)
Net increase (decrease)		—	$—

	Year Ended 4/30/13
	Series	Shares	Amount
New Jersey Premium Income (NNJ)
VRDP Shares issued	2	886	$88,600,000
VRDP Shares exchanged	1	(886)	(88,600,000)
Net increase (decrease)		—	$—

	Six Months Ended 10/31/13
	Series	Shares	Amount
New Jersey Dividend Advantage (NXJ)
VRDP Shares issued	1	450	$45,000,000

	Year Ended 4/30/13
	Series	Shares	Amount
Pennsylvania Investment Quality (NQP)
VRDP Shares issued	2	1,125	$112,500,000
VRDP Shares exchanged	1	(1,125)	(112,500,000)
Net increase (decrease)		—	$—

Nuveen Investments	125

Notes to Financial Statements (Unaudited) (continued)

	Year Ended 4/30/13
	Series	Shares	Amount
Pennsylvania Premium Income 2 (NPY)
VRDP Shares issued	2	1,050	$105,000,000
VRDP Shares exchanged	1	(1,000)	(100,000,000)
Net increase (decrease)		50	$5,000,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended October 31, 2013, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Purchases	$31,830,957		$13,322,071		$3,786,834		$8,611,856		$2,452,447
Sales and maturities	30,406,263		12,478,681		4,429,264		7,508,992		2,331,590

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Purchases	$25,905,766		$23,243,887		$3,477,287		$5,358,118		$736,863
Sales and maturities	23,161,368		27,525,001		3,503,800		4,446,511		953,798

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of October 31, 2013, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey	New Jersey
	Investment		Premium		Dividend		Dividend	Municipal
	Quality		Income		Advantage		Advantage 2	Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ )	(NJV	)
Cost of investments	$425,404,731		$256,758,053		$134,748,000		$96,942,932	$21,278,285
Gross unrealized:
Appreciation	$16,421,884		$11,632,396		$7,028,827		$3,186,655	$2,259,336
Depreciation	(11,395,813)		(6,709,834)		(3,805,816)		(3,199,492)	(213,647)
Net unrealized appreciation (depreciation) of investments	$5,026,071		$4,922,562		$3,223,011		$(12,837)	$2,045,689

126	Nuveen Investments

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania	Pennsylvania
	Investment		Premium		Dividend		Dividend	Municipal
	Quality		Income 2		Advantage		Advantage 2	Value
	(NQP	)	(NPY	)	(NXM	)	(NVY )	(NPN	)
Cost of investments	$331,588,860		$307,448,252		$68,512,319		$75,014,742	$16,838,992
Gross unrealized:
Appreciation	$11,457,029		$14,529,188		$2,134,378		$2,227,103	$1,516,782
Depreciation	(8,466,698)		(10,564,646)		(1,652,458)		(2,705,114)	(129,864)
Net unrealized appreciation (depreciation) of investments	$2,990,331		$3,964,542		$481,920		$(478,011)	$1,386,918

Permanent differences, primarily due to federal taxes paid, taxable market discount and nondeductible offering costs, resulted in reclassifications among the Funds’ components of common share net assets as of April 30, 2013, the Funds’ last tax year end, as follows:

	New Jersey		New Jersey		New Jersey	New Jersey	New Jersey
	Investment		Premium		Dividend	Dividend	Municipal
	Quality		Income		Advantage	Advantage 2	Value
	(NQJ	)	(NNJ	)	(NXJ )	(NUJ )	(NJV )
Paid-in-surplus	$(287,183)		$(279,771)		$(309,231)	$(170,076)	$(201)
Undistributed (Over-distribution of) net investment income	282,523		276,089		302,771	150,080	(1)
Accumulated net realized gain (loss)	4,660		3,682		6,460	19,996	202

	Pennsylvania		Pennsylvania		Pennsylvania	Pennsylvania	Pennsylvania
	Investment		Premium		Dividend	Dividend	Municipal
	Quality		Income 2		Advantage	Advantage 2	Value
	(NQP	)	(NPY	)	(NXM )	(NVY )	(NPN )
Paid-in-surplus	$(407,434)		$(404,708)		$(111,996)	$(134,930)	$1,838
Undistributed (Over-distribution of) net investment income	407,360		404,291		131,960	137,598	(2,194)
Accumulated net realized gain (loss)	74		417		(19,964)	(2,668)	356

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of April 30, 2013, the Funds’ last tax year end, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Undistributed net tax-exempt income1	$4,220,287		$2,805,773		$726,130		$592,957		$45,769
Undistributed net ordinary income2	—		—		—		—		15,923
Undistributed net long-term capital gains	—		—		—		—		303,326

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Undistributed net tax-exempt income1	$2,806,377		$3,184,839		$325,615		$321,680		$24,346
Undistributed net ordinary income2	56,602		8,800		26,558		23,511		6,493
Undistributed net long-term capital gains	—		—		18,899		49,693		43,240

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on April 1, 2013, paid on May 1, 2013.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Nuveen Investments	127

Notes to Financial Statements (Unaudited) (continued)

The tax character of distributions paid during the Funds’ last tax year ended April 30, 2013, was designated for purposes of the dividends paid deduction as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Distributions from net tax-exempt income	$17,424,455		$10,662,777		$6,030,169		$4,289,294		$1,031,516
Distributions from net ordinary income2	11,201		55		1,584		2,689		25,009
Distributions from net long-term capital gains	—		—		—		—		395,298

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Distributions from net tax-exempt income	$15,057,384		$13,380,053		$3,109,697		$3,762,240		$775,508
Distributions from net ordinary income2	—		—		—		—		—
Distributions from net long-term capital gains	—		—		129,890		125,213		367,635

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of April 30, 2013, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration retain the character reflected and will be utilized first by a Fund, while the losses subject to expiration are considered short-term.

	New Jersey		New Jersey		New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Investment		Premium
	Quality		Income		Advantage		Advantage 2		Quality		Income 2
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NQP	)	(NPY	)
Expiration:
April 30, 2017	$—		$—		$—		$—		$13,518		$2,167,149
Not subject to expiration:
Short-term losses	—		1,268		—		—		—		—
Long-term losses	1,316,047		554,853		725,722		270,569		—		—
Total	$1,316,047		$556,121		$725,722		$270,569		$13,518		$2,167,149

During the Funds’ last tax year ended April 30, 2013, the following Funds utilized capital loss carryforwards as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Investment		Premium
	Quality		Income		Advantage		Advantage 2		Quality		Income 2
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NQP	)	(NPY	)
Utilized capital loss carryforwards	$1,047,754		$589,739		$238,640		$397,214		$426,636		$248,369

The Funds have elected to defer late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Funds have elected to defer losses as follows:

	New Jersey		Pennsylvania
	Investment		Premium
	Quality		Income 2
	(NQJ	)	(NPY	)
Post-October capital losses1	$14,702		$34,987
Late-year ordinary losses2	—		—

1	Capital losses incurred from November 1, 2012 through April 30, 2013, the Funds’ last tax year end.
2	Ordinary losses incurred from January 1, 2013 through April 30, 2013, and specified losses incurred from November 1, 2012 through April 30, 2013.

128	Nuveen Investments

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

New Jersey Investment Quality (NQJ)
New Jersey Premium Income (NNJ)
Pennsylvania Investment Quality (NQP)
Pennsylvania Premium Income 2 (NPY)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

New Jersey Dividend Advantage (NXJ)
New Jersey Dividend Advantage 2 (NUJ)
Pennsylvania Dividend Advantage (NXM)
Pennsylvania Dividend Advantage 2 (NVY)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

New Jersey Municipal Value (NJV)
Pennsylvania Municipal Value (NPN)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For managed assets over $2 billion	.3375

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Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of October 31, 2013, the complex-level fee rate for each of these Funds was .1683%.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

130	Nuveen Investments

Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), is responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, LLC (the “Adviser”) and the sub-advisory agreements (each, a “Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management, LLC (the “Sub-Adviser”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is required to consider the continuation of the Advisory Agreements on an annual basis. Accordingly, at an in-person meeting held on May 20-22, 2013 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for its considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Adviser and the Sub-Adviser (the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks; a comparison of Fund fees and expenses relative to peers; a description and assessment of shareholder service levels for the Funds; a summary of the performance of certain service providers; a review of product initiatives and shareholder communications; and an analysis of the Adviser’s profitability with comparisons to comparable peers in the managed fund business. As part of its annual review, the Board also held a separate meeting on April 17-18, 2013, to review the Funds’ investment performance and consider an analysis provided by the Adviser of the Sub-Adviser which generally evaluated the Sub-Adviser’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of its review of the materials and discussions, the Board presented the Adviser with questions and the Adviser responded.

The materials and information prepared in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviews the performance and various services provided by the Adviser and the Sub-Adviser. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Adviser regarding, among other things, fund performance, fund expenses, premium and discount levels of closed-end funds, the performance of the investment teams, and compliance, regulatory and risk management matters. In addition to regular reports, the Adviser provides special reports to the Board or a committee thereof from time to time to enhance the Board’s understanding of various topics that impact some or all the Nuveen funds (such as accounting and financial statement presentations of the various forms of leverage that may be used by a closed-end fund or an update on the valuation policies and procedures), to update the Board on regulatory developments impacting the investment company industry or to update the Board on the business plans or other matters impacting the Adviser. The Board also meets with key investment personnel managing the fund portfolios during the year. In October 2011, the Board also created two standing committees (the

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Annual Investment Management Agreement Approval Process (Unaudited) (continued)

Open-End Fund Committee and the Closed-End Fund Committee) to assist the full Board in monitoring and gaining a deeper insight into the distinctive business practices of open-end and closed-end funds. These Committees meet prior to each quarterly Board meeting, and the Adviser provides presentations to these Committees permitting them to delve further into specific matters or initiatives impacting the respective product line.

In addition, the Board continues its program of seeking to have the Board Members or a subset thereof visit each sub-adviser to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. In this regard, the Independent Board Members visited certain of the Sub-Adviser’s investment teams in Minneapolis in September 2012, and the Sub-Adviser’s municipal team in November 2012. In addition, the ad hoc Securities Lending Committee of the Board met with certain service providers and the Audit Committee of the Board made a site visit to three pricing service providers.

The Board considers the information provided and knowledge gained at these meetings and visits during the year when performing its annual review of the Advisory Agreements. The Independent Board Members also are assisted throughout the process by independent legal counsel. Counsel provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts. During the course of the year and during their deliberations regarding the review of advisory contracts, the Independent Board Members met with independent legal counsel in executive sessions without management present. In addition, it is important to recognize that the management arrangements for the Nuveen funds are the result of many years of review and discussion between the Independent Board Members and fund management and that the Board Members’ conclusions may be based, in part, on their consideration of fee arrangements and other factors developed in previous years.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members further considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the capability and integrity of the Adviser and its staff and the Adviser’s responsiveness to questions and concerns raised by them. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any applicable initiatives Nuveen had taken for the closed-end fund product line.

132	Nuveen Investments

In considering advisory services, the Board recognized that the Adviser provides various oversight, administrative, compliance and other services for the Funds and the Sub-Adviser generally provides the portfolio investment management services to the Funds. In reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Adviser’s investment team and changes thereto, organization and history, assets under management, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Adviser or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an inappropriate incentive to take undue risks. In addition, the Board considered the Adviser’s execution of its oversight responsibilities over the Sub-Adviser. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures; the resources dedicated to compliance; and the record of compliance with the policies and procedures. Given the Adviser’s emphasis on business risk, the Board also appointed an Independent Board Member as a point person to review and keep the Board apprised of developments in this area during the year.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Adviser and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services and communications, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares. The Board further recognized Nuveen’s additional investments in personnel, including in compliance and risk management.

In reviewing the services provided, the Board considered the new services and service enhancements that the Adviser has implemented since the various advisory agreements were last reviewed. In reviewing the activities of 2012, the Board recognized the Adviser’s focus on product rationalization for both closed-end and open-end funds during the year, consolidating certain Nuveen funds through mergers that were designed to improve efficiencies and economies of scale for shareholders, repositioning various Nuveen funds through updates in their investment policies and guidelines with the expectation of bringing greater value to shareholders, and liquidating certain Nuveen funds. The Board recognized the Adviser’s significant investment in technology initiatives to, among other things, create a central repository for fund and other Nuveen product data, develop a group within the Adviser designed to handle and analyze fund performance data, and implement a data system to support the risk oversight group. The Board also recognized the enhancements in the valuation group within the Adviser, including upgrading the team and process and automating certain basic systems, and in the compliance group with the addition of personnel, particularly within the testing group. With the advent of the Open-End Fund Committee and Closed-End Fund Committee, the Board also noted the enhanced support and comprehensive in-depth presentations provided by the Adviser to these committees.

In addition to the foregoing actions, the Board also considered other initiatives related to the Nuveen closed-end funds, including the significant level of oversight and administration necessary to manage leverage that has become increasingly varied and complex and the ongoing redesign of technology systems to manage and track the various forms of leverage; continued capital management services, including developing shelf offering programs for various funds; the implementation of projects designed to enhance data integrity for information published on the web and to increase the use of data received from third parties to gain market intelligence; and the continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its

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Annual Investment Management Agreement Approval Process (Unaudited) (continued)

closed-end funds through a comprehensive secondary market communication program and campaigns designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: developing materials covering the Nuveen closed-end fund product line and educational materials regarding closed-end funds; designing and executing various marketing campaigns; supporting and promoting the alternative minimum tax (AMT)-free funds; sponsoring and participating in conferences; communicating with closed-end fund analysts and financial advisers throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers
The Board, including the Independent Board Members, considered the performance history of each Fund over various time periods. The Board reviewed reports, including an analysis of the Funds’ performance and the applicable investment team. In general, in considering a fund’s performance, the Board recognized that a fund’s performance can be reviewed through various measures including the fund’s absolute return, the fund’s return compared to the performance of other peer funds, and the fund’s performance compared to its respective benchmark. Accordingly, the Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) and with recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks) for the quarter, one-, three- and five-year periods ending December 31, 2012 as well as performance information reflecting the first quarter of 2013 (or for such shorter periods available for the Funds which did not exist for part of the foregoing time frame). In addition, with respect to closed-end funds (such as the Funds), the Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the fund performance information provided to the Board at each of its quarterly meetings.

In evaluating performance, the Board recognized several factors that may impact the performance data as well as the consideration given to particular performance data. The Board recognized that the performance data reflects a snapshot of time, in this case as of the end of the most recent calendar year or quarter. The Board noted that selecting a different performance period could derive significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to disproportionately affect long-term performance. The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered in a fund) and the performance of the fund (or respective class) during that shareholder’s investment period.

With respect to the comparative performance information, the Board recognized that the usefulness of comparative performance data as a frame of reference to measure a fund’s performance may be limited because the Performance Peer Group, among other things, does not adequately reflect the objectives and strategies of the fund, has a different investable universe, or the composition of the peer set may be limited in size or number as well as other factors. In this regard, the Board noted that the Adviser classified, in relevant part, the Performance Peer Groups of certain funds (including the Nuveen New Jersey Dividend Advantage Municipal Fund (the “NJ Dividend Advantage Fund”), the Nuveen New Jersey Dividend Advantage Municipal Fund 2 (the “NJ Dividend Advantage Fund 2”), the Nuveen Jersey Investment Quality Municipal Fund, Inc. (the “NJ Investment Quality Fund”), the Nuveen New Jersey Premium Income Municipal Fund, Inc. (the “NJ Premium Income Fund”), the Nuveen Pennsylvania Investment Quality Municipal Fund

134	Nuveen Investments

(the “Pennsylvania Investment Quality Fund”), the Nuveen Pennsylvania Dividend Advantage Municipal Fund (the “Pennsylvania Dividend Advantage Fund”), the Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (the “Pennsylvania Dividend Advantage Fund 2”) and the Nuveen Pennsylvania Premium Income Municipal Fund 2 (the “Pennsylvania Premium Income Fund 2”)) as having significant differences from the funds but to still be somewhat relevant while the Performance Peer Groups of other funds (including the Nuveen New Jersey Municipal Value Fund (the “NJ Municipal Value Fund”) and the Nuveen Pennsylvania Municipal Value Fund (the “Pennsylvania Municipal Value Fund”)) were classified as having such significant differences as to be irrelevant. Accordingly, while the Board is cognizant of the relative performance of a fund’s peer set and/or benchmark(s), the Board evaluated fund performance in light of the respective fund’s investment objectives, investment parameters and guidelines and considered that the variations between the objectives and investment parameters or guidelines of the funds with their peers and/or benchmarks result in differences in performance results. In addition, with respect to any Nuveen funds for which the Board has identified performance concerns, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers those steps necessary or appropriate to address such issues, and reviews the results of any efforts undertaken.

In considering the performance data for the Funds, the Independent Board Members observed that the Pennsylvania Investment Quality Fund demonstrated generally favorable performance in comparison to peers, performing in the first or second quartile over various periods and that such Fund also outperformed its benchmark for the one-, three- and five-year periods. In addition, the Independent Board Members observed that the NJ Dividend Advantage Fund, the NJ Investment Quality Fund, the Pennsylvania Dividend Advantage Fund and the Pennsylvania Dividend Advantage Fund 2 had satisfactory performance in comparison to peers, performing in the second or third quartile over various periods and that such Funds also outperformed their respective benchmarks for the one-, three- and five-year periods. They observed that the Pennsylvania Premium Income Fund 2 also had satisfactory performance in comparison to peers, and that although such Fund was in the fourth quartile for the one-year period, it was in the second quartile for the three- and five-year periods and outperformed its benchmark for the one-, three- and five-year periods. The Independent Board Members noted that NJ Dividend Advantage Fund 2 and the NJ Premium Income Fund appeared to lag their peers over various periods, with the NJ Dividend Advantage Fund 2 performing in the fourth quartile over the one-year period, the second quartile over the three-year period and the third quartile over the five-year period, and the NJ Premium Income Fund performing in the fourth quartile over the one-year period and the third quartile over the three- and five-year periods; however, as indicated above, the Performance Peer Groups of these Funds, although still classified as somewhat relevant, had significant differences from such Funds limiting the usefulness of the peer comparisons and, in addition, such Funds outperformed their respective benchmarks over the one-, three- and five-year periods. In considering the performance data for the Pennsylvania Municipal Value Fund and the NJ Municipal Value Fund, given that, as noted above, the Performance Peer Group of each such Fund was classified as irrelevant, thereby limiting the usefulness of the peer comparison data, the Board also considered such Funds’ performance compared to their respective benchmarks. In this regard, the Independent Board Members noted that the Pennsylvania Municipal Value Fund and the NJ Municipal Value Fund outperformed their respective benchmarks over the one- and three-year periods.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

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Annual Investment Management Agreement Approval Process (Unaudited) (continued)

C.	Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratio in absolute terms as well as compared to the fees and expenses of a comparable universe of funds provided by an independent fund data provider (the “Peer Universe”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the limited size and particular composition of the Peer Universe (including the inclusion of other Nuveen funds in the peer set); expense anomalies; changes in the funds comprising the Peer Universe from year to year; levels of reimbursement or fee waivers; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe may impact the comparative data, thereby limiting somewhat the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen. In reviewing fees and expenses (excluding leverage costs and leveraged assets, as applicable), the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were approximately 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. In reviewing the reports, the Board noted that the majority of the Nuveen funds were at, close to or below their peer set average based on the net total expense ratio.

The Independent Board Members noted that the Funds other than the NJ Dividend Advantage Fund 2 and the Pennsylvania Dividend Advantage Fund had net management fees and net expense ratios (including fee waivers and expense reimbursements) that were below or in line with their respective peer averages. The Independent Board Members observed that the NJ Dividend Advantage Fund 2 and the Pennsylvania Dividend Advantage Fund each had a net expense ratio that was slightly higher than its respective peer average, but a net management fee that was in line with its respective peer average.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Board recognized that all Nuveen funds have a sub-adviser (which, in the case of the Funds, is an affiliated sub-adviser), and therefore, the overall fund management fee can be divided into two components, the fee retained by the Adviser and the fee paid to the sub-adviser. In general terms, the fee to the Adviser reflects the administrative services it provides to support the funds, and while some administrative services may occur at the sub-adviser level, the fee generally reflects the portfolio management services provided by the sub-adviser. The Independent Board Members reviewed information regarding the nature of services provided by the Adviser, including through the Sub-Adviser, and the range of fees and average fee the Sub-Adviser assessed for such services to other clients. Such other clients include municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Adviser. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services

136	Nuveen Investments

involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Many of the additional administrative services provided by the Adviser are not required for institutional clients. Given the inherent differences in the various products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Fund Advisers

In conjunction with their review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two calendar years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2012. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with comparable assets under management (based on asset size and asset composition).

In reviewing profitability, the Independent Board Members recognized the Adviser’s continued investment in its business to enhance its services, including capital improvements to investment technology, updated compliance systems, and additional personnel. In addition, in evaluating profitability, the Independent Board Members also recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses and that various allocation methodologies may each be reasonable but yield different results. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. Based on their review, the Independent Board Members concluded that the Adviser’s level of profitability for its advisory activities was reasonable in light of the services provided.

With respect to sub-advisers affiliated with Nuveen, including the Sub-Adviser, the Independent Board Members reviewed the sub-adviser’s revenues, expenses and profitability margins (pre- and post-tax) for its advisory activities and the methodology used for allocating expenses among the internal sub-advisers. Based on their review, the Independent Board Members were satisfied that the Sub-Adviser’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as indirect benefits (such as soft dollar arrangements), if any, the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of

Nuveen Investments	137

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

the Funds. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. In addition, with the acquisition of the funds previously advised by FAF Advisors, Inc. at the end of 2010, the Board noted that a portion of such funds’ assets at the time of acquisition were deemed eligible to be included in the complex-wide fee calculation in order to deliver fee savings to shareholders in the combined complex and such funds were subject to differing complex-level fee rates.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Adviser for serving as co-manager in initial public offerings of new closed-end funds as well as revenues received in connection with secondary offerings.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Funds’ portfolio transactions are determined by the Sub-Adviser. Accordingly, the Independent Board Members considered that the Sub-Adviser may benefit from its soft dollar arrangements pursuant to which it receives research from brokers that execute the Funds’ portfolio transactions. With respect to fixed income securities, however, the Board recognized that such securities generally trade on a principal basis that does not generate soft dollar credits. Nevertheless, the Sub-Adviser may also engage in soft dollar arrangements on behalf of other clients, and the Funds as well as the Sub-Adviser may benefit from the research or other services received. Similarly, the Board recognized that

138	Nuveen Investments

the research received pursuant to soft dollar arrangements by the Sub-Adviser may also benefit a Fund and shareholders to the extent the research enhances the ability of the Sub-Adviser to manage the Fund. The Independent Board Members noted that the Sub-Adviser’s profitability may be somewhat lower if it did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments	139

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net as -set value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day imme -diately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

140	Nuveen Investments

Glossary of Terms Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (See Leverage) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

■
Lipper New Jersey Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Nuveen Investments	141

Glossary of Terms Used in this Report (continued)

■
Lipper Pennsylvania Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond New Jersey Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade New Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond Pennsylvania Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a Fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a Fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

142	Nuveen Investments

Additional Fund Information

Board of Directors/Trustees
William Adams IV*	Robert P. Bremner	Jack B. Evans	William C. Hunter	David J. Kundert	John K. Nelson
William J. Schneider	Thomas S. Schreier, Jr.*	Judith M. Stockdale	Carole E. Stone	Virginia L. Stringer	Terence J. Toth

* Interested Board Member.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	Ernst & Young LLP	State Street Bank
Chicago, IL 60606	Boston, MA 02111		Chicago, IL 60606	& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information
Each Fund intends to repurchase shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NQJ	NNJ	NXJ	NUJ	NJV	NQP	NPY	NXM	NVY	NPN
Common shares repurchased	—	—	2,500	1,200	—	9,100	—	6,700	5,335	—

Nuveen Investments	143

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment afiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $215 billion as of September 30, 2013.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com

ESA-A-1013D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period*	(a)	(b)	(c)	(d)*
	TOTAL NUMBER OF	AVERAGE	TOTAL NUMBER OF SHARES	MAXIMUM NUMBER (OR
	SHARES (OR	PRICE	(OR UNITS) PURCHASED AS	APPROXIMATE DOLLAR VALUE) OF
	UNITS)	PAID PER	PART OF PUBLICLY	SHARES (OR UNITS) THAT MAY YET
	PURCHASED	SHARE (OR	ANNOUNCED PLANS OR	BE PURCHASED UNDER THE PLANS OR
		UNIT)	PROGRAMS	PROGRAMS
MAY 1-31, 2013	0		0	1,610,000

JUNE 1-30, 2013	0		0	1,610,000

JULY 1-31, 2013	0		0	1,610,000

AUGUST 1-31, 2013	0		0	1,610,000

SEPTEMBER 1-30, 2013	0		0	1,610,000

OCTOBER 1-31, 2013	9,100	$12.29	9,100	1,600,900

TOTAL	9,100

* The registrant's repurchase program authorized the repurchase of 1,610,000 shares on November 15, 2012.  Any repurchases made by the registrant pursuant to the program were made through open-market transactions.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: January 6, 2014

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: January 6, 2014